PRIVACY NOTICE


     Rainier Investment Management Mutual Funds and Rainier Investment Management, Inc.,(R) the Advisor to the Funds, collect nonpublic information about you from the following sources:

     *    Information we receive from applications or other forms
     *    Information you may give us orally
     *    Information about your transactions with others or us

     We do NOT disclose any nonpublic personal information about our customers or former shareholders to nonaffiliated third parties, except as required by law, such as in response to inquiries from governmental authorities. We may also disclose information to unaffiliated third parties, such as brokers or custodians, as permitted by law and as needed to provide agreed services to you. Rainier restricts access to your personal and account information to those employees who provide products and services to you. Additionally, we maintain physical, electronic and procedural safeguards to protect your nonpublic personal information. Please contact us directly with any specific questions about our data safeguards.

                               TABLE OF CONTENTS

LETTER TO SHAREHOLDERS ....................................................    1

COMMENTS FROM INVESTMENT ADVISOR ..........................................    2

PORTFOLIO INVESTMENT RETURNS
  SMALL/MID CAP EQUITY PORTFOLIO ..........................................    3
  CORE EQUITY PORTFOLIO ...................................................    4
  GROWTH EQUITY PORTFOLIO .................................................    5
  BALANCED PORTFOLIO ......................................................    6
  INTERMEDIATE FIXED INCOME PORTFOLIO .....................................    7

SCHEDULES OF INVESTMENTS
  SMALL/MID CAP EQUITY PORTFOLIO ..........................................    8
  CORE EQUITY PORTFOLIO ...................................................   11
  GROWTH EQUITY PORTFOLIO .................................................   14
  BALANCED PORTFOLIO ......................................................   16
  INTERMEDIATE FIXED INCOME PORTFOLIO .....................................   20

STATEMENTS OF ASSETS AND LIABILITIES ......................................   22

STATEMENTS OF OPERATIONS ..................................................   23

STATEMENTS OF CHANGES IN NET ASSETS .......................................   24

FINANCIAL HIGHLIGHTS ......................................................   26

NOTES TO FINANCIAL STATEMENTS .............................................   31

INDEPENDENT AUDITORS' REPORT ..............................................   34

DIRECTORY OF FUNDS' SERVICE PROVIDERS .....................................   35

INDEX DESCRIPTIONS ........................................................   36

                          601 Union Street, Suite 2801
                            Seattle, Washington 98101
                                  800.248.6314
                              WWW.RAINIERFUNDS.COM


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. FOR MORE INFORMATION ON ANY FUND, INCLUDING CHARGES AND EXPENSES, VISIT OUR WEB SITE OR CALL THE NUMBER ABOVE TO RECEIVE A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                             LETTER TO SHAREHOLDERS

     Dear Shareholders,

     As Chairman of Rainier Investment Management Mutual Funds and a fellow shareholder, I'd like to express once again our appreciation for your valued investment in one of the five Portfolios covered in this report. If you are a new shareholder, welcome! This report, known as the Annual Report, contains audited financial statements for the fiscal year ending March 31, 2001. Also, you will see commentaries for each of the five Portfolios, which cover the last twelve months, followed by investment total returns. This Report also contains financial statements detailing the expenses and holdings of the Portfolios. Finally, for the first time, this Annual Report contains a Privacy Notice, now required by the Securities and Exchange Commission.

     The Privacy Notice on page 1 states the policy of Rainier Investment Management Mutual Funds in handling the personal data of our shareholders. In short, we use the information that we necessarily gather in our normal course of business to serve you, and only you. We do not sell, distribute or in any way transmit your personal information for any purpose other than to keep your accounts and transactions in order as your mutual fund company and as required by law.

     During this last year, we funded our new Growth Equity Portfolio. The goal of this Portfolio is to provide our investors with the opportunity to invest in some of the fastest growing companies in America. The benchmark is the Russell 1000(R) Growth Index, and therefore the Growth Portfolio is more aggressive than our other two equity Portfolios. The Portfolio has had a very difficult market to navigate during the first nine months of its existence. Returns since inception are close to the benchmark, and once the economy recharges and corporate profits improve, we expect meaningful recovery in the Portfolio.

     The commentaries from our portfolio managers detail the stunning reversal over the last year from a speculative bubble, particularly in technology, to the sobering correction of a bear market. All of our funds, except the Intermediate Fixed Income Portfolio, fell victim to market losses. Fortunately, we faired better than many equity investors, particularly those with above-market technology holdings. Cash flows into the Rainier Funds have remained relatively steady. Thankfully, our shareholders appear on balance to be long-term investors who understand market cycles.

     Thank you again for your investment in the Rainier Investment Management Mutual Funds.

                                   Sincerely,

                                   /s/ J. Glenn Haber

                                   J. Glenn Haber
                                   Chairman
                                   Rainier Investment Management Mutual Funds

                        COMMENTS FROM INVESTMENT ADVISOR

ABOUT THE ADVISOR: THE INVESTMENT ADVISOR TO THE FUNDS IS RAINIER INVESTMENT MANAGEMENT, INC.(R) (RIM) LOCATED IN SEATTLE, WASHINGTON. RIM IS ONE OF AMERICA'S LEADING INVESTMENT ADVISORY FIRMS, MANAGING $4.7 BILLION OF DISCRETIONARY ASSETS FOR PRIMARILY INSTITUTIONAL CLIENTS.

EQUITY COMMENTS

     The twelve months ending March 31, 2001 marked one of the most spectacular reversals in stock market history. The technology bubble burst, plunging market leaders to shockingly low levels. Initial Public Offering activity came to a virtual standstill. Some segments of the market ceased to maintain financial viability, as wildly optimistic growth projections collapsed overnight. On the other hand, stocks in industries that had been overlooked and beaten down for years--electric utilities, natural gas and insurance stocks, just to name a few--surged. Despite the wild swings in volatility, the stock market actually behaved much more "rationally" during this stretch than it had in the preceding several years. "Mean reversion" kicked in with a vengeance, clobbering investors who had reached too far for growth and rewarding those with a focus on value.

     It was a challenging environment for our equity and balanced funds. While we participated in the recovery of many neglected segments of the market, the downturn in growth-oriented shares, especially technology issues, pushed our results into negative territory.

     The equity summary in last year's annual report emphasized our concern about the valuation of "new economy" stocks. Our outlook from this point is more sanguine, mainly because we do not see the excesses that were apparent in March of 2000. Investors have become more price sensitive, and companies without earnings are being treated with greater skepticism. We do not expect a return to the robust growth environment of the late 1990s, but we do expect a recovery in corporate earnings over the next year. We are confident that our approach, which has proven itself through many types of markets, will continue to reward our investors.

Daniel M. Brewer, CFA; Mark H. Dawson, CFA;
James R. Margard, CFA; Peter M. Musser, CFA;
David A. Veterane, CFA

FIXED INCOME COMMENTS

     The major bond indices produced solid, low double-digit returns for the year ending March 31, 2001. The Federal Reserve Board at first moved the overnight lending rate up to 6 1/2%, citing an inflationary bias. In December the Fed moved to a weakening bias and, beginning in January, followed through with three quick cuts to total 1.5% by fiscal year-end. The decline in the stock market combined with lower levels of interest rates and restrained inflation led to outperformance, first in longer-duration U.S. Treasury issues and then in short-to-intermediate maturities. The yield curve itself steepened dramatically during the year, changing from -50 basis points difference between the two- and thirty-year Treasury to +127 basis points.

     Corporate bond yield spreads to Treasuries tended to follow the movement of the equity markets, widening as earnings reports verified balance-sheet concerns. As absolute rate levels fell, incremental returns became so compelling that bonds became attractive again to investors. Corporations issued a record number of new bonds due to the opportunity to borrow at lower rates and to refinance outstanding callable paper. There was good final demand for the supply!

     Liquidity continues to be an important factor in the credit markets. While sector selection has widened out over the course of the year, the most sought-after bonds are the global, publicly traded, multi-billion dollar issues, as well as Federal Agency benchmark bonds and quality defensive sectors. We continue to remain optimistic long-term that strategies currently in place to bring the domestic economy out of a shorter-term malaise will succeed. The fixed-income market may respond with a slightly upward yield tilt, but total returns should remain viable.

Patricia L. Frost, CEO;
Michael E. Raney, CFA

                          PORTFOLIO INVESTMENT RETURNS

                                   [GRAPHIC]
                         SMALL/MID CAP EQUITY PORTFOLIO

OBJECTIVE: The Small/Mid Cap Equity Portfolio seeks to PROVIDE INVESTORS WITH MAXIMUM LONG-TERM CAPITAL APPRECIATION. The Investment Advisor constructs a diversified portfolio of small and medium capitalization common stocks.

COMMENTARY: The Small/Mid Cap Equity Portfolio ran into a headwind in the year ending March 31, 2001, declining 15.8%. This compares to losses of 15.3% and 13.5% for the Russell 2000(R) and 2500(TM) indiCEs. While the Portfolio performance was a reversal of the positive 45.4% return in the prior fiscal year, we find reason for encouragement in light of actions by the Federal Reserve, overall good company fundamentals and relatively attractive valuations. The most challenging areas of the market last year were in technology, communication services and health care, which experienced severe valuation corrections in many cases, due to diminishing corporate profit prospects and high investor expectations. On a stronger note, energy and power-generation companies, such as BJ Services and Ocean Energy, were positive contributors. Similarly, consumer-staple shares weathered the storm well, as evidenced by positive returns from McCormick & Co., Pepsi Bottling Group and Constellation Brands. We continue to emphasize stocks with better-than-average growth prospects at attractive valuations in a well-diversified portfolio.

COMPARISON OF CHANGE IN VALUE OF $10,000

                 SMALL/MID             RUSSELL             CONSUMER
                 CAP EQUITY            2500(TM)             PRICE
                 PORTFOLIO              INDEX               INDEX
                 ---------              -----               -----
5/10/94            10,000               10,000              10,000
3/31/95            11,938               10,999              10,272
3/31/96            16,520               14,279              10,563
3/31/97            18,197               15,519              10,855
3/31/98            28,138               22,015              11,004
3/31/99            23,303               19,095              11,194
3/31/00            33,879               27,392              11,608
3/31/01            28,515               23,694              11,954

TOTAL RETURNS                                                                    INCEPTION
FOR PERIODS ENDING MARCH 31, 2001    6 MONTHS   1 YEAR    3 YEARS*   5 YEARS*   TO 3/31/01*
                                     --------   ------    --------   --------   -----------
SMALL/MID CAP EQUITY PORTFOLIO        (18.5)%   (15.8)%     0.4%      11.5%        16.4%
RUSSELL 2500(TM) INDEX                (12.0)    (13.5)      2.5       10.7         13.3
RUSSELL 2000(R) INDEX                 (13.0)    (15.3)     (0.9)       7.8         10.7
CONSUMER PRICE INDEX                    1.4       2.9       2.8        2.5          2.6

                                   * ANNUALIZED RETURNS. INCEPTION DATE 5/10/94.

SEE PAGE 40 FOR INDEX DESCRIPTIONS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SMALL-COMPANY INVESTING MAY INVOLVE GREATER RISKS AND VOLATILITY, AND THE VALUE OF SMALL-COMPANY STOCKS MAY BE ADVERSELY AFFECTED BY LESS-LIQUID MARKETS. THE PORTFOLIO MAY NO LONGER HOLD SPECIFIC STOCKS MENTIONED NOR CAN WE ASSURE YOU THAT THOSE STOCKS WILL REPRESENT FAVORABLE INVESTMENTS IN THE FUTURE.

                                   [GRAPHIC]
                              CORE EQUITY PORTFOLIO

OBJECTIVE: The Core Equity Portfolio seeks to MAXIMIZE LONG-TERM CAPITAL APPRECIATION. The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies.

COMMENTARY: The Core Equity Portfolio performed in line with the S&P 500 Stock Index over the last twelve months. Sector results varied widely, with strong returns generated by financial, consumer staple, health care, utility and energy issues more than offset by the severe downturn in technology stocks and, to a lesser extent, capital goods, basic materials, consumer cyclical and telecommunications shares. Partially cushioning the decline were stocks such as Freddie Mac, Safeway, Allergan, Baxter Int'l, ExxonMobil and Duke Energy. The deterioration in the fundamentals of technology companies in the fall of 2000 was a sober reminder to investors about the cyclical nature of the technology sector, and the risks that escalate when bullish sentiment overwhelms traditional investment principles. While we believe that the tech sector will eventually experience a recovery, near-term price movements may be determined more by macroeconomic forecasts rather than industry fundamentals. We will continue to maintain exposure to all major segments of the market, seeking to identify those companies that have visible earnings and significant upside potential.

COMPARISON OF CHANGE IN VALUE OF $10,000

               CORE EQUITY            STANDARD & POOR'S            CONSUMER
                PORTFOLIO              500 STOCK INDEX            PRICE INDEX
                ---------              ---------------            -----------
5/10/94          10,000                    10,000                    10,000
3/31/95          11,787                    11,495                    10,272
3/31/96          16,341                    15,190                    10,563
3/31/97          19,263                    18,186                    10,855
3/31/98          28,826                    26,915                    11,004
3/31/99          31,318                    31,881                    11,194
3/31/00          41,358                    37,602                    11,608
3/31/01          32,374                    29,448                    11,954


TOTAL RETURNS                                                                    INCEPTION
FOR PERIODS ENDING MARCH 31, 2001    6 MONTHS   1 YEAR    3 YEARS*   5 YEARS*   TO 3/31/01*
                                     --------   ------    --------   --------   -----------
CORE EQUITY PORTFOLIO                 (19.6)%   (21.7)%     3.9%       14.7%       18.6%
STANDARD & POOR'S 500 STOCK INDEX     (18.8)    (21.7)      3.0        14.2        17.0
RUSSELL 1000(R)INDEX                  (20.6)    (22.7)      3.0        13.8        16.7
CONSUMER PRICE INDEX                    1.4       2.9       2.8         2.5         2.6

                                   * ANNUALIZED RETURNS. INCEPTION DATE 5/10/94.

SEE PAGE 40 FOR INDEX DESCRIPTIONS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PORTFOLIO MAY NO LONGER HOLD SPECIFIC STOCKS MENTIONED NOR CAN WE ASSURE YOU THAT THOSE STOCKS WILL REPRESENT FAVORABLE INVESTMENTS IN THE FUTURE.

                                   [GRAPHIC]
                             GROWTH EQUITY PORTFOLIO

OBJECTIVE: The Growth Equity Portfolio seeks to MAXIMIZE LONG-TERM CAPITAL APPRECIATION. The Portfolio invests primarily in the common stock of U.S. growth companies.

COMMENTARY: A strong start for the Growth Equity Portfolio in the summer of 2000 quickly reversed in the face of the most severe bear market in several decades for technology and telecommunications stocks. With a strong rotation by investors away from growth and toward value, the growth characteristics that the Portfolio seeks to capture became a liability rather than an asset. Despite the harsh market conditions confronting the Portfolio during its first several quarters, we are confident in the long-term outlook of the companies in which it invests. Nervous investors may have gone too far in abandoning stocks that were so rewarding throughout the 1990s. We will continue to emphasize companies that can grow meaningfully faster than the overall economy. Examples include tech innovators such as CIENA and Juniper Networks, medical device leader Medtronic and media giants AOL Time Warner and Viacom. While the lack of earnings visibility in various pockets of technology is a concern, we believe that demand will recover in the coming year and that selected technology companies will again emerge as market leaders.

COMPARISON OF CHANGE IN VALUE OF $10,000

                    GROWTH EQUITY         RUSSELL 1000(R)           CONSUMER
                      PORTFOLIO            GROWTH INDEX           PRICE INDEX
                      ---------            ------------           -----------
6/15/00                10,000                 10,000                 10,000
3/31/01                 5,772                  5,936                 10,247

TOTAL RETURNS                                                                    INCEPTION
FOR PERIODS ENDING MARCH 31, 2001    6 MONTHS   1 YEAR    3 YEARS    5 YEARS    TO 3/31/01**
                                     --------   ------    -------    -------    -----------
GROWTH EQUITY PORTFOLIO               (45.6)%     --         --        --         (42.3)%
RUSSELL 1000(R) GROWTH INDEX          (37.8)      --         --        --         (40.6)
STANDARD & POOR'S 500 STOCK INDEX     (18.8)      --         --        --         (21.6)
CONSUMER PRICE INDEX                    1.4       --         --        --           2.2

                                                      ** INCEPTION DATE 6/15/00.

SEE PAGE 40 FOR INDEX DESCRIPTIONS. PERFORMANCE SHOWN IS FOR A VERY LIMITED PERIOD. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ADVISOR IS CURRENTLY LIMITING THE PORTFOLIO'S EXPENSES, WHICH ENHANCES RETURN. THE PORTFOLIO MAY NO LONGER HOLD SPECIFIC STOCKS MENTIONED NOR CAN WE ASSURE YOU THAT THOSE STOCKS WILL REPRESENT FAVORABLE INVESTMENTS IN THE FUTURE.

                                   [GRAPHIC]
                               BALANCED PORTFOLIO

OBJECTIVE: The Balanced Portfolio seeks to PROVIDE INVESTORS WITH A BALANCE OF LONG-TERM CAPITAL APPRECIATION AND CURRENT INCOME. The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies, investment grade intermediate-term debt securities and cash equivalent securities.

COMMENTARY: The Balanced Portfolio offered some protection from the downdraft in equity prices, reminding investors once again of the merits of fixed-income securities. As expectations for a significant slowdown in the economy increased during 2000, bond prices soared, partially offsetting the decline in the equity component. As was the case in our equity funds, the biggest drag came from a plunge in technology stocks. Among the stocks that performed well were utilities Dynegy and Allegheny Energy, discount carrier Southwest Airlines, aircraft manufacturer Boeing and salty snack/soft drink leader PepsiCo. Our equity strategy parallels that of the Core Equity Portfolio; our sector exposure is close to that of the S&P 500 Stock Index, and we are focused on identifying the most reasonably priced investments with meaningful upside. We anticipate that aggressive Federal Reserve Board easing will contribute to a recovery in corporate earnings in the coming year. We continue to target an asset mix that is approximately 60% stocks and 40% bonds and cash.

COMPARISON OF CHANGE IN VALUE OF $10,000

                     BALANCED             BALANCED              CONSUMER
                     PORTFOLIO             INDEX              PRICE INDEX
                     ---------             -----              -----------
5/10/94               10,000               10,000                10,000
3/31/95               11,223               11,034                10,272
3/31/96               14,094               13,241                10,563
3/31/97               15,762               15,044                10,855
3/31/98               21,209               18,896                11,004
3/31/99               22,741               21,346                11,194
3/31/00               27,196               23,558                11,608
3/31/01               24,102               22,051                11,954

TOTAL RETURNS                                                                    INCEPTION
FOR PERIODS ENDING MARCH 31, 2001    6 MONTHS   1 YEAR    3 YEARS*   5 YEARS*   TO 3/31/01*
                                     --------   ------    --------   --------   -----------
BALANCED PORTFOLIO                    (11.3)%   (11.4)%     4.4%       11.3%       13.6%
BALANCED INDEX                         (6.7)     (6.4)      5.2        10.8        12.2
STANDARD & POOR'S 500 STOCK INDEX     (18.8)    (21.7)      3.0        14.2        17.0
LEHMAN U.S. GOVT./CREDIT
 INTERMEDIATE BOND INDEX                7.2      12.2       6.9         7.0         7.3
CONSUMER PRICE INDEX                    1.4       2.9       2.8         2.5         2.6

                                    *ANNUALIZED RETURNS. INCEPTION DATE 5/10/94.

SEE PAGE 40 FOR INDEX DESCRIPTIONS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ADVISOR IS CURRENTLY LIMITING THE PORTFOLIO'S EXPENSES, WHICH ENHANCES RETURN. THE PORTFOLIO MAY NO LONGER HOLD SPECIFIC STOCKS MENTIONED NOR CAN WE ASSURE YOU THAT THOSE STOCKS WILL REPRESENT FAVORABLE INVESTMENTS IN THE FUTURE.

                                   [GRAPHIC]
                       INTERMEDIATE FIXED INCOME PORTFOLIO

OBJECTIVE: The Intermediate Fixed Income Portfolio seeks to PROVIDE INVESTORS WITH CURRENT INCOME. The Fund invests primarily in a diversified portfolio of investment grade, intermediate-term debt securities providing current income. The Portfolio does not use risky derivative instruments.

COMMENTARY: The Intermediate Fixed Income Portfolio's return of 11.4% was in line with comparative market indices for the year ending March 31, 2001. Interest rates fell between 40 and 230 basis points as shorter bonds outperformed longer-dated issues. The highest yields occurred shortly after the May 16 hike in the Federal Funds Rate to 6 1/2%. The lowest yields came shortly before the March 2001 year-end after the weakening economy led to a quick series of Fed rate cuts totalling 150 basis points. The Portfolio benefited most from diversified investments in higher quality finance paper, as well as strong representation in U.S. Treasury issues to maintain liquidity. Credit spreads at first widened and then narrowed again as some confidence returned to the marketplace. Cash allocation has been maintained in a money market fund at the lower range of duration guidelines, and the focus for new investment is upon particular maturity locations along the yield curve--today at five years. This should provide good risk-adjusted returns as the year progresses.

COMPARISON OF CHANGE IN VALUE OF $10,000

                                             LEHMAN U.S.
                    INTERMEDIATE          GOVERNMENT/CREDIT          CONSUMER
                    FIXED INCOME            INTERMEDIATE               PRICE
                     PORTFOLIO               BOND INDEX                INDEX
                     ---------               ----------                -----
5/10/94                10,000                  10,000                 10,000
3/31/95                10,492                  10,607                 10,272
3/31/96                11,421                  11,622                 10,563
3/31/97                11,803                  12,180                 10,855
3/31/98                12,880                  13,358                 11,004
3/31/99                13,716                  14,138                 11,194
3/31/00                13,977                  14,411                 11,608
3/31/01                15,574                  16,165                 11,954

TOTAL RETURNS                                                                    INCEPTION
FOR PERIODS ENDING MARCH 31, 2001    6 MONTHS   1 YEAR    3 YEARS*   5 YEARS*   TO 3/31/01*
                                     --------   ------    --------   --------   -----------
INTERMEDIATE FIXED INCOME PORTFOLIO    6.6%      11.4%      6.5%       6.4%         6.6%
LEHMAN U.S. GOVT./CREDIT
 INTERMEDIATE BOND INDEX               7.2       12.2       6.9        7.0          7.3
91-DAY U.S. TREASURY BILL INDEX        3.0        6.0       5.3        5.3          5.3
CONSUMER PRICE INDEX                   1.4        2.9       2.8        2.5          2.6

                                   * ANNUALIZED RETURNS. INCEPTION DATE 5/10/94.

SEE PAGE 40 FOR INDEX DESCRIPTIONS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ADVISOR IS CURRENTLY LIMITING THE PORTFOLIO'S EXPENSES, WHICH ENHANCES RETURN.

                            SCHEDULE OF INVESTMENTS

                                   [GRAPHIC]
                         SMALL/MID CAP EQUITY PORTFOLIO

MARCH 31, 2001

COMMON STOCKS
(100.0%)                                                 SHARES        VALUE
--------------------------------------------------------------------------------
AUTOS AND TRANSPORTATION (3.2%)

AIR TRANSPORTATION (0.8%)
Southwest Airlines Co.                                  163,675    $  2,905,231
                                                                   ------------
RAILROADS (0.5%)
Union Pacific Corp.                                      27,675       1,556,719
                                                                   ------------
SHIPPING (0.6%)
OMI Corp.*                                              314,400       2,037,312
                                                                   ------------
TRUCKERS (1.3%)
USFreightways Corp.                                     136,025       4,284,788
                                                                   ------------
TOTAL AUTOS AND TRANSPORTATION                                       10,784,050
                                                                   ------------
CONSUMER DISCRETIONARY (13.3%)

ADVERTISING AGENCIES (0.1%)
Interpublic Group of Cos., Inc.                          15,600         535,860
                                                                   ------------
EDUCATION SERVICES (0.8%)
Learning Tree International, Inc.*                      137,700       2,852,972
                                                                   ------------
HOUSEHOLD EQUIPMENT AND PRODUCTS (0.9%)
The Stanley Works                                        93,200       3,070,940
                                                                   ------------
HOUSEHOLD FURNISHINGS (1.2%)
Mohawk Industries, Inc.*                                 65,672       1,844,070
Spring Industries, Inc.                                  53,600       2,294,080
                                                                   ------------
  Total Household Furnishings                                         4,138,150
                                                                   ------------
JEWELRY, WATCHES AND GEMSTONES (0.3%)
Tiffany & Co.                                            34,650         944,213
                                                                   ------------
PUBLISHING/NEWSPAPERS (0.4%)
New York Times Co. Cl. A                                 30,025       1,230,124
                                                                   ------------
RESTAURANTS (2.0%)
Brinker International, Inc.*                            101,762       2,840,177
Dardeen Restaurants Inc.                                160,450       3,810,688
                                                                   ------------
  Total Restaurants                                                   6,650,865
                                                                   ------------
RETAIL (5.5%)
Family Dollar Stores, Inc.                              106,425       2,735,122
Fastenal Co.                                             10,975         598,137
Federated Dept. Stores, Inc.*                            83,325       3,462,154
Linens 'N Things, Inc.*                                  69,600       1,914,000
The Men's Wearhouse, Inc.*                              144,000       3,107,520
RadioShack Corp.                                         73,000       2,678,370
The TJX Companies, Inc.                                  40,450       1,294,400
Zale Corp.*                                              95,600       2,772,400
                                                                   ------------
  Total Retail                                                       18,562,103
                                                                   ------------
TEXTILES/APPAREL MANUFACTURERS (2.1%)
Quicksilver, Inc.*                                       54,100       1,436,355
VF Corp.                                                163,550       5,724,250
                                                                   ------------
  Total Textiles/Apparel Manufacturers                                7,160,605
                                                                   ------------
TOTAL CONSUMER DISCRETIONARY                                         45,145,832
                                                                   ------------
CONSUMER STAPLES (5.0%)
BEVERAGES (3.1%)
Constellation Brands, Inc. Cl. A*                        66,650       4,782,137
Pepsi Bottling Group, Inc.                              154,900       5,887,749
                                                                   ------------
  Total Beverages                                                    10,669,886
                                                                   ------------
FOODS (1.9%)
McCormick & Co., Inc.*                                  114,025       4,787,910
Suiza Foods Corp.*                                       31,750       1,526,858
                                                                   ------------
  Total Foods                                                         6,314,768
                                                                   ------------
TOTAL CONSUMER STAPLES                                               16,984,654
                                                                   ------------
FINANCIAL SERVICES (21.0%)
BANKS/OUTSIDE NEW YORK CITY (2.0%)
Compass Bancshares, Inc.                                140,700       3,007,462
Silicon Valley Bancshares*                               71,300       1,675,550
Southwest Bancorp of Texas, Inc.*                        68,375       2,145,266
                                                                   ------------
  Total Banks/Outside New York City                                   6,828,278
                                                                   ------------
FINANCE COMPANIES (0.9%)
Capital One Financial Corp.                              56,725       3,148,237
                                                                   ------------
FINANCIAL DATA PROCESSING (0.7%)
Advent Software, Inc.*                                   56,825       2,518,058
                                                                   ------------
FINANCIAL/MISCELLANEOUS (1.3%)
Nationwide Financial Services, Inc.                     114,100       4,333,518
                                                                   ------------
INSURANCE/MULTILINE (4.0%)
Gallagher (Arthur J) & Co.                               64,200       1,778,340
Loews Corp.*                                            118,350       7,031,173
Old Republic International Co.                          163,425       4,641,270
                                                                   ------------
  Total Insurance/Multiline                                          13,450,783
                                                                   ------------
INSURANCE/PROPERTY CASUALTY (3.9%)
ACE Ltd.                                                120,950       4,446,122
Everest Re Group Ltd.                                    20,450       1,360,334

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

The PMI Group, Inc.                                     112,375    $  7,302,128
                                                                   ------------
  Total Insurance/Property Casualty                                  13,108,584
                                                                   ------------
INVESTMENT MANAGEMENT COMPANIES (0.9%)
SEI Investments Co.                                      95,000       2,962,812
                                                                   ------------
REITS (3.2%)
Avalonbay Communities, Inc.                             187,100       8,571,051
Liberty Property Trust                                   85,500       2,414,520
                                                                   ------------
  Total Real Estate Investment Trusts                                10,985,571
                                                                   ------------
SAVINGS AND LOANS (3.6%)
Dime Bancorp, Inc.                                      178,200       5,836,050
Dime Bancorp, Inc. - Warrants                            29,700           6,961
Golden State Bancorp, Inc.                              221,050       6,162,874
                                                                   ------------
  Total Savings and Loans                                            12,005,885
                                                                   ------------
SECURITIES BROKERAGES (0.5%)
Lehman Brothers Holdings, Inc.                           26,050       1,633,335
                                                                   ------------
TOTAL FINANCIAL SERVICES                                             70,975,061
                                                                   ------------
HEALTH CARE (11.3%)
BIOTECHNOLOGY RESEARCH (1.6%)
Invitrogen Corp.*                                        90,725       4,976,266
Tanox, Inc.*                                             25,000         485,938
                                                                   ------------
  Total Biotechnology Research                                        5,462,204
                                                                   ------------
DRUGS AND PHARMACEUTICALS (3.9%)
Allergan, Inc.                                           33,100       2,454,365
Alpharma, Inc. Cl. A                                     41,200       1,348,888
Imclone Systems, Inc.*                                   45,425       1,507,542
King Pharmaceuticals, Inc.*                              89,100       3,630,825
MedImmune, Inc.*                                         86,275       3,095,116
Sicor, Inc.*                                             70,200         978,413
                                                                   ------------
  Total Drugs and Pharmaceuticals                                    13,015,149
                                                                   ------------
ELECTRONICS/MEDICAL SYSTEMS (0.7%)
ESC Medical Systems, Ltd.*                               94,375       2,270,898
                                                                   ------------
HEALTH CARE FACILITIES (1.0%)
Laboratory Corporation of America Holdings*              29,225       3,514,306
                                                                   ------------
HEALTH CARE MANAGEMENT (2.9%)
IMS Health, Inc.                                         58,100       1,446,690
Orthodontic Centers Of America, Inc.*                   197,100       4,040,550
Oxford Health Plans, Inc.*                              164,950       4,412,412
                                                                   ------------
  Total Health Care Management                                        9,899,652
                                                                   ------------
MEDICAL AND DENTAL INSTRUMENTS AND SUPPLIES (1.2%)
Cooper Companies, Inc.                                   24,150       1,143,502
Cytyc Corp.*                                            170,800       2,818,200
                                                                   ------------
  Total Medical and Dental Instruments and Supplies                   3,961,702
                                                                   ------------
TOTAL HEALTH CARE                                                    38,123,911
                                                                   ------------
MATERIALS AND PROCESSING (8.0%)
ALUMINUM (0.9%)
Alcan, Inc.                                              80,650    $  2,903,400
                                                                   ------------
CHEMICALS (1.8%)
OM Group, Inc.                                          116,075       6,180,994
                                                                   ------------
DIVERSIFIED MATERIALS AND MANUFACTURING (1.1%)
Englehard Corp.                                         141,850       3,668,241
                                                                   ------------
METAL FABRICATING MISCELLANEOUS (1.3%)
Precision Castparts Corp.                               136,475       4,510,499
                                                                   ------------
METALS AND MINERALS/MISCELLANEOUS (1.1%)
Stillwater Mining Co.*                                  135,425       3,663,246
                                                                   ------------
PAPER (1.8%)
Willamette Industries, Inc.                             131,325       6,040,950
                                                                   ------------
TOTAL MATERIALS AND PROCESSING                                       26,967,330
                                                                   ------------
OTHER (0.7%)
MULTISECTOR COMPANIES (0.7%)
Johnson Controls, Inc.                                   35,425       2,212,645
                                                                   ------------
TOTAL OTHER                                                           2,212,645
                                                                   ------------
OTHER ENERGY (11.8%)
MACHINERY/OIL WELL EQUIPMENT AND SERVICES (0.9%)
B J Services Co.*                                        11,375         809,900
Noble Drilling Corp.*                                    14,325         661,242
Rowan Companies, Inc.*                                   60,250       1,656,875
                                                                   ------------
  Total Machinery/Oil Well Equipment and Services                     3,128,017
                                                                   ------------
OIL/CRUDE PRODUCERS (9.1%)
Apache Corp.                                             39,850       2,295,758
Devon Energy Corp.                                      138,150       8,040,330
EOG Resources, Inc.                                      47,000       1,937,810
HS Resources, Inc.*                                      41,875       1,884,375
Mitchell Energy & Development Corp. Cl. A               127,700       6,704,250
Noble Affiliates, Inc.                                  111,275       4,643,506
Ocean Energy, Inc.                                      224,125       3,709,269
Spinnaker Exploration Co.*                               35,400       1,546,980
                                                                   ------------
  Total Oil/Crude Producers                                          30,762,278
                                                                   ------------
UTILITIES/GAS PIPELINES (1.8%)
Dynegy, Inc.                                             92,450       4,715,874
Equitable Resources, Inc.                                19,400       1,338,600
                                                                   ------------
  Total Utilities/Gas Pipelines                                       6,054,474
                                                                   ------------
TOTAL OTHER ENERGY                                                   39,944,769
                                                                   ------------
PRODUCER DURABLES (5.6%)
DIVERSIFIED PRODUCTION (0.8%)
Danaher Corp.                                            50,075       2,732,092
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS/INSTRUMENTS (1.6%)
Tektronix, Inc.*                                        199,250    $  5,437,533
                                                                   ------------
HOMEBUILDING (1.0%)
Toll Brothers, Inc.*                                     86,125       3,315,813
                                                                   ------------
MACHINERY/INDUSTRIAL AND SPECIALTY (0.6%)
Ingersoll-Rand Co.                                       54,450       2,162,209
                                                                   ------------
PRODUCTION TECHNOLOGY EQUIPMENT (0.9%)
Electro Scientific Industries, Inc.*                     44,425       1,246,677
Novellus Systems, Inc.*                                  46,500       1,886,156
                                                                   ------------
  Total Production Technology Equipment                               3,132,833
                                                                   ------------
TELECOMMUNICATIONS EQUIPMENT (0.7%)
Polycom, Inc.*                                          189,375       2,343,516
                                                                   ------------
TOTAL PRODUCER DURABLES                                              19,123,996
                                                                   ------------
TECHNOLOGY (11.3%)
COMMUNICATIONS TECHNOLOGY (0.9%)
Black Box Corp.*                                         63,425       2,826,377
                                                                   ------------
COMPUTER SERVICES, SOFTWARE AND SYSTEMS (5.9%)
Descartes Systems Group, Inc.*                          128,900       1,715,981
Intuit, Inc.*                                            61,900       1,717,725
Mercury Interactive Corp.*                               13,875         581,016
Micromuse, Inc.*                                         48,925       1,848,876
Onyx Software Corp.*                                    107,100         860,147
Peoplesoft, Inc.*                                        61,875       1,450,195
Quest Software, Inc.*                                   149,850       2,659,837
Radware Ltd.*                                           134,700       1,523,794
Rational Software Corp.*                                 92,250       1,637,437
Verity, Inc.*                                           117,775       2,672,020
WatchGuard Technologies, Inc.*                          202,675       1,672,069
WebTrends Corp.*                                        187,475       1,687,275
                                                                   ------------
  Total Computer Services, Software and Systems                      20,026,372
                                                                   ------------
COMPUTER TECHNOLOGY (0.8%)
Synopsys, Inc.*                                          57,425       2,695,386
                                                                   ------------
ELECTRONICS/SEMI-CONDUCTORS (3.3%)
Arrow Electronics, Inc.                                 146,850       3,318,810
Celestica, Inc.*                                         76,400       2,107,112
Integrated Device Technology, Inc.*                     119,650       3,542,836
Merix Corp.*                                            172,800       2,322,000
                                                                   ------------
  Total Electronics/Semi-Conductors                                  11,290,758
                                                                   ------------
ELECTRONICS/TECHNOLOGY (0.4%)
Sensormatic Electronics Corp.*                           70,100       1,331,900
                                                                   ------------
TOTAL TECHNOLOGY                                                     38,170,793
                                                                   ------------
UTILITIES (8.8%)
ELECTRICAL (4.8%)
Constellation Energy Group, Inc.                        115,875    $  5,110,087
PPL Corp.                                                87,075       3,827,817
Xcel Energy Corp.                                       238,925       7,194,032
                                                                   ------------
  Total Electrical                                                   16,131,936
                                                                   ------------
GAS DISTRIBUTORS (1.3%)
Keyspan Corp.                                           111,575       4,254,355
                                                                   ------------
TELECOMMUNICATIONS (2.7%)
CenturyTel, Inc.                                        120,463       3,463,311
McLeod, Inc.*                                            47,725         414,611
Telephone & Data, Inc.                                   15,250       1,425,875
Time Warner Telecom, Inc. Cl. A*                         40,925       1,488,647
Western Wireless Corp. Cl. A*                            60,700       2,465,938
                                                                   ------------
  Total Telecommunications                                            9,258,382
                                                                   ------------
TOTAL UTILITIES                                                      29,644,673
                                                                   ------------
TOTAL COMMON STOCKS
(COST $349,936,161)                                                $338,077,714
                                                                   ------------

SHORT-TERM INVESTMENTS (0.6%)                    PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------
VARIABLE-RATE DEMAND NOTES** (0.6%)
Sara Lee Corp.
  4.655% 10-19-2001                                 $ 1,804,899    $  1,804,899
Wisconsin Corp. Central Credit Union
  4.725% 10-29-2001                                      70,108          70,108
Wisconsin Electric Power Co.
  4.630% 09-24-2001                                     150,000         150,000
                                                                   ------------
TOTAL VARIABLE-RATE DEMAND NOTES                                      2,025,007
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
(COST $2,025,007)                                                  $  2,025,007
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES (100.6%)
(COST $351,961,168)***                                             $340,102,721
                                                                   ------------
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.6%)                      $ (2,034,239)
                                                                   ------------
NET ASSETS (100.0%)                                                $338,068,482
                                                                   ============

----------
*    NON-INCOME PRODUCING SECURITY.
** THE VARIABLE-RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE, WHICH REDUCES THE REMAINING MATURITY.
***  AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $354,685,609.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   [GRAPHIC]
                             CORE EQUITY PORTFOLIO

MARCH 31, 2001

COMMON STOCKS
(99.3%)                                                  SHARES        VALUE
--------------------------------------------------------------------------------
BASIC INDUSTRY (2.0%)
CHEMICALS (0.3%)
Air Products & Chemicals Inc.                            59,450    $  2,282,880
                                                                   ------------
METALS (1.2%)
Alcoa, Inc.                                             258,372       9,288,473
                                                                   ------------
PAPER AND FOREST PRODUCTS (0.5%)
Willamette Industries, Inc.                              86,063       3,958,898
                                                                   ------------
TOTAL BASIC INDUSTRY                                                 15,530,251
                                                                   ------------
CAPITAL GOODS (8.8%)
AEROSPACE (0.8%)
Boeing Co.                                              109,890       6,121,972
                                                                   ------------
DIVERSIFIED/MANUFACTURING (8.0%)
Danaher Corp.                                           106,042       5,785,652
Emerson Electric Co.                                     82,375       5,107,250
General Electric Co.                                    767,149      32,112,857
Ingersoll-Rand Co.                                       99,901       3,967,069
Johnson Controls, Inc.                                   36,500       2,279,790
Tyco International, Ltd.                                153,677       6,643,457
United Technologies Corp.                                80,154       5,875,288
                                                                   ------------
  Total Diversified/Manufacturing                                    61,771,363
                                                                   ------------
TOTAL CAPITAL GOODS                                                  67,893,335
                                                                   ------------
COMMUNICATION SERVICES (4.5%)
COMMUNICATIONS (1.9%)
Alltel Corp.                                             93,512       4,905,640
AT&T Wireless Group*                                    285,475       5,475,410
Qwest Communications International, Inc.*               125,435       4,396,497
                                                                   ------------
  Total Communications                                               14,777,547
                                                                   ------------
TELEPHONE (2.6%)
BellSouth Corp.                                         173,100       7,083,252
SBC Communications, Inc.                                 71,650       3,197,740
Verizon Communications, Inc.                            205,159      10,114,339
                                                                   ------------
  Total Telephone                                                    20,395,331
                                                                   ------------
TOTAL COMMUNICATION SERVICES                                         35,172,878
                                                                   ------------
CONSUMER CYCLICAL (6.5%)
ADVERTISING (0.5%)
Interpublic Group of Companies, Inc.                    115,517       3,968,009
                                                                   ------------
PUBLISHING (0.8%)
McGraw-Hill Companies, Inc.                              41,050       2,448,633
New York Times Co. Cl. A                                 91,000       3,728,270
                                                                   ------------
  Total Publishing                                                    6,176,903
                                                                   ------------
RETAIL (5.2%)
Costco Wholesale Corp.*                                 136,380       5,352,915
Federated Dept. Stores, Inc.*                           117,600       4,886,280
Home Depot, Inc.                                        114,635       4,940,769
The Men's Wearhouse, Inc.*                              106,002       2,287,523
RadioShack Corp.                                        132,525       4,862,342
Target Corp.                                            302,281      10,906,298
Tiffany & Co.                                           112,618       3,068,841
The TJX Companies, Inc.                                 127,275       4,072,800
                                                                   ------------
  Total Retail                                                       40,377,768
                                                                   ------------
TOTAL CONSUMER CYCLICAL                                              50,522,680
                                                                   ------------
CONSUMER STAPLES (13.7%)
COSMETICS/PERSONAL CARE (1.2%)
Kimberly-Clark Corp.                                    133,000       9,021,390
                                                                   ------------
DRUG/RETAIL (1.4%)
CVS Corp.                                               182,600      10,680,274
                                                                   ------------
ENTERTAINMENT (2.3%)
AOL Time Warner, Inc.*                                  326,681      13,116,242
Viacom, Inc. Cl. B*                                     114,350       5,027,970
                                                                   ------------
  Total Entertainment                                                18,144,212
                                                                   ------------
FOODS/BEVERAGES (6.5%)
Anheuser-Busch Companies, Inc.                          367,026      16,857,504
The Coca-Cola Co.                                       115,870       5,232,689
Constellation Brands, Inc. Cl. A*                        31,974       2,294,134
The Quaker Oats Co.                                      78,887       7,655,983
Pepsi Bottling Group, Inc.                              155,900       5,925,759
PepsiCo, Inc.                                           108,964       4,788,968
Philip Morris Co., Inc.                                 152,425       7,232,566
                                                                   ------------
  Total Foods/Beverages                                              49,987,603
                                                                   ------------
FOOD/RETAIL (1.8%)
Safeway, Inc.*                                          252,729      13,938,004
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

RESTAURANTS (0.5%)
Brinker International, Inc.*                            151,091    $  4,216,950
                                                                   ------------
TOTAL CONSUMER STAPLES                                              105,988,433
                                                                   ------------
ENERGY (8.1%)
ENERGY SERVICES (1.0%)
B J Services Co.*                                        61,400       4,371,680
Noble Drilling Corp.*                                    69,400       3,203,504
                                                                   ------------
  Total Energy Services                                               7,575,184
                                                                   ------------
OIL/EXPLORATION AND PRODUCTION (2.3%)
Anadarko Petroleum Corp.                                 55,050       3,456,039
Apache Corp.                                             52,925       3,049,009
Devon Energy Corp.                                      102,550       5,968,410
EOG Resources, Inc.                                      52,425       2,161,483
Noble Affiliates, Inc.                                   82,825       3,456,287
                                                                   ------------
  Total Oil/Exploration and Production                               18,091,228
                                                                   ------------
OIL/INTEGRATED INTERNATIONAL (4.8%)
Chevron Corp.                                           211,825      18,598,235
ExxonMobil Corp.                                        223,034      18,065,754
                                                                   ------------
  Total Oil/Integrated International                                 36,663,989
                                                                   ------------
TOTAL ENERGY                                                         62,330,401
                                                                   ------------
FINANCIAL (16.9%)
BANKS (2.2%)
FleetBoston Financial Corp.                             302,284      11,411,221
JP Morgan Chase & Co.                                   118,316       5,312,388
                                                                   ------------
  Total Banks                                                        16,723,609
                                                                   ------------
CONSUMER FINANCE (1.4%)
MBNA Corp.                                              188,717       6,246,533
Household International, Inc.                            82,925       4,912,477
                                                                   ------------
  Total Consumer Finance                                             11,159,010
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES (6.4%)
American Express Co.                                    120,288       4,967,894
Citigroup, Inc.                                         413,737      18,609,890
Freddie Mac                                             249,133      16,151,292
Marsh & McLennan Companies, Inc.                         97,828       9,296,595
                                                                   ------------
  Total Diversified Financial Services                               49,025,671
                                                                   ------------
INSURANCE (6.0%)
Ace Ltd.                                                158,800       5,837,488
Allstate Corp.                                          126,425       5,302,264
American International
Group, Inc.                                             168,040      13,527,220
Cigna Corp.                                             135,814      14,580,991
The PMI Group, Inc.                                     104,750       6,806,655
                                                                   ------------
  Total Insurance                                                    46,054,618
                                                                   ------------
INVESTMENT BANKING/BROKERAGE (0.4%)
Goldman Sachs Group, Inc.                                37,416       3,184,102
                                                                   ------------
REITS (0.5%)
Equitable Resources, Inc.                                55,225       3,810,525
                                                                   ------------
TOTAL FINANCIAL                                                     129,957,535
                                                                   ------------
HEALTH CARE (13.8%)
BIOTECHNOLOGY (0.9%)
Amgen, Inc.*                                             50,050       3,012,384
Genentech, Inc.*                                         69,825       3,526,162
                                                                   ------------
  Total Biotechnology                                                 6,538,546
                                                                   ------------
DIVERSIFIED HEALTH CARE (5.3%)
Allergan, Inc.                                           49,550       3,674,132
American Home Products Corp.                            270,163      15,872,076
Baxter International, Inc.                              167,855      15,801,870
Medtronic, Inc.                                         125,225       5,727,792
                                                                   ------------
  Total Diversified Health Care                                      41,075,870
                                                                   ------------
DRUGS (5.1%)
Bristol-Myers Squibb Co.                                140,982       8,374,331
Johnson & Johnson Co.                                    76,901       6,726,530
Merck & Co., Inc.                                       151,975      11,534,903
Pharmacia Corp.                                         250,580      12,621,715
                                                                   ------------
  Total Drugs                                                        39,257,479
                                                                   ------------
HEALTH CARE SERVICES (2.5%)
Cardinal Health, Inc.                                    97,275       9,411,356
IMS Health, Inc.                                        135,025       3,362,123
Laboratory Corp. Of America Holdings*                    30,500       3,667,625
Oxford Health Plans, Inc.*                              107,925       2,886,994
                                                                   ------------
  Total Health Care Services                                         19,328,098
                                                                   ------------
TOTAL HEALTH CARE                                                   106,199,993
                                                                   ------------
TECHNOLOGY (17.2%)
COMPUTER SOFTWARE/SERVICES (7.9%)
BEA Systems, Inc.*                                       68,150       2,001,906
BMC Software, Inc.*                                     125,175       2,691,262
Comverse Technology, Inc.*                               77,475       4,562,503
Electronic Data Systems Corp.                            54,600       3,049,956
First Data Corp.                                        150,000       8,956,500
Intuit, Inc.*                                            74,350       2,063,212
Mercury Interactive Corp.*                               54,050       2,263,344
Microsoft Corp.*                                        415,068      22,699,031
NetIQ Corp.*                                             79,075       1,492,541
Oracle Corp.*                                           365,119       5,469,483
Rational Software Corp.*                                191,075       3,391,581
Veritas Software Corp.*                                  44,750       2,069,240
                                                                   ------------
  Total Computer Software/Services                                   60,710,559
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

COMPUTER SYSTEMS (2.9%)
Dell Computer, Inc.*                                    139,400    $  3,580,837
EMC Corp.*                                              206,564       6,072,982
International Business Machines Corp.                    76,525       7,360,175
Sun Microsystems, Inc.*                                 324,161       4,982,355
                                                                   ------------
  Total Computer Systems                                             21,996,349
                                                                   ------------
ELECTRONICS/MANUFACTURING (0.4%)
Flextronics International Ltd.*                         215,386       3,230,790
                                                                   ------------
ELECTRONICS/SEMI-CONDUCTORS (3.6%)
Analog Devices, Inc.*                                   123,628       4,480,279
Arrow Electronics, Inc.                                 153,075       3,459,495
Intel Corp.                                             342,214       9,004,506
Maxim Integrated Products, Inc.*                         94,650       3,936,494
Novellus Systems, Inc.*                                 112,400       4,559,225
Vitesse Semiconductor Corp.*                             88,826       2,115,169
                                                                   ------------
  Total Electronics/Semi-Conductors                                  27,555,168
                                                                   ------------
ELECTRONICS/SYSTEMS (0.6%)
Tektronix, Inc.                                         172,650       4,711,619
                                                                   ------------
NETWORKING/COMMUNICATIONS EQUIPMENT (1.8%)
Cisco Systems, Inc.*                                    486,335       7,690,172
Nortel Networks Corp.                                   145,045       2,037,882
Qualcomm, Inc.*                                          68,400       3,873,150
                                                                   ------------
  Total Networking/Communications Equipment                          13,601,204
                                                                   ------------
TOTAL TECHNOLOGY                                                    131,805,689
                                                                   ------------
TRANSPORTATION (2.9%)
AIRLINES/AIR FREIGHT (1.5%)
Southwest Airlines Co.                                  265,557       4,713,637
United Parcel Service, Inc.                             125,575       7,145,218
                                                                   ------------
  Total Airlines/Air Freight                                         11,858,855
                                                                   ------------
MARINE (0.4%)
Teekay Shipping Corp.                                    72,150       3,073,590
                                                                   ------------
RAILROADS (0.5%)
Union Pacific Corp.                                      72,800       4,095,000
                                                                   ------------
TRUCKING (0.5%)
CNF Transportation, Inc.                                124,450       3,595,360
                                                                   ------------
TOTAL TRANSPORTATION                                                 22,622,805
                                                                   ------------
UTILITIES (4.9%)
ELECTRIC/NATURAL GAS (4.9%)
Allegheny Energy, Inc.                                  150,225    $  6,949,408
Constellation Energy Group, Inc.*                        72,672       3,204,835
Duke Energy Corp.                                       326,436      13,951,875
Dynegy, Inc.                                            113,975       5,813,865
El Paso Energy Corp.                                     76,525       4,997,082
PPL Corp.                                                74,350       3,268,426
                                                                   ------------
TOTAL UTILITIES                                                      38,185,491
                                                                   ------------
TOTAL COMMON STOCKS (COST $701,472,440)                            $766,209,491
                                                                   ------------

SHORT-TERM INVESTMENTS (1.4%)                    PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------
VARIABLE-RATE DEMAND NOTES** (1.4%)
American Family Financial Services
  4.630% 08-11-2001                                  $4,608,656    $  4,608,656
Sara Lee Corp.
  4.655% 10-19-2001                                     695,655         695,655
Wisconsin Corp. Central Credit Union
  4.725% 10-29-2001                                     392,737         392,737
Wisconsin Electric Power Co.
  4.630% 09-24-2001                                   5,001,478       5,001,478
                                                                   ------------
TOTAL VARIABLE-RATE DEMAND NOTES                                     10,698,526
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
(COST $ 10,698,526)                                                $ 10,698,526
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES (100.7%)
(COST $712,170,966)***                                             $776,908,017
                                                                   ------------
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.7%)                      $ (5,403,258)
                                                                   ------------
NET ASSETS (100.0%)                                                $771,504,759
                                                                   ============

----------
*    NON-INCOME PRODUCING SECURITY.
** THE VARIABLE-RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE, WHICH REDUCES THE REMAINING MATURITY.
***  AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $716,735,948.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   [GRAPHIC]
                             GROWTH EQUITY PORTFOLIO

MARCH 31, 2001

COMMON STOCKS (96.3%)                                     SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (14.1%)
ADVERTISING AGENCIES (1.8%)
Omnicom Group, Inc.                                        1,500    $   124,320
                                                                    -----------
COMMUNICATIONS AND MEDIA (3.0%)
AOL Time Warner, Inc.*                                     5,200        208,780
                                                                    -----------
COSMETICS (1.2%)
Estee Lauder Companies, Inc.                               2,000         72,840
                                                                    -----------
ENTERTAINMENT (1.6%)
Viacom, Inc. Cl. B*                                        2,500        109,925
                                                                    -----------
RESTAURANTS (0.7%)
Starbucks Corp.*                                           1,200         50,925
                                                                    -----------
RETAIL (5.8%)
Costco Wholesale Corp.*                                    2,400         94,200
Home Depot, Inc.                                           2,800        120,680
Kohls Department Stores*                                   1,100         67,859
Wal-Mart Stores, Inc.                                      2,200        111,100
                                                                    -----------
  Total Retail                                                          393,839
                                                                    -----------
TOTAL CONSUMER DISCRETIONARY                                            960,629
                                                                    -----------
CONSUMER STAPLES (2.2%)
DRUG AND GROCERY STORE CHAINS (1.0%)
CVS Corp.                                                    700         40,943
Walgreen Co.                                                 600         24,480
                                                                    -----------
  Total Drug and Grocery Store Chains                                    65,423
                                                                    -----------
SOAPS AND HOUSEHOLD CHEMICALS (1.2%)
Colgate Palmolive Co.                                      1,500         82,890
                                                                    -----------
TOTAL CONSUMER STAPLES                                                  148,313
                                                                    -----------
ENERGY (3.0%)
OIL/CRUDE PRODUCERS (1.4%)
Anadarko Petroleum Corp.                                   1,500         94,170
                                                                    -----------
UTILITIES/GAS PIPELINES (1.6%)
Dynegy, Inc.                                               2,200        112,222
                                                                    -----------
TOTAL ENERGY                                                            206,392
                                                                    -----------
FINANCIAL SERVICES (7.3%)
DIVERSIFIED FINANCIAL SERVICES (2.6%)
Citigroup, Inc.                                            2,400        107,952
Goldman Sachs Group, Inc.                                    800         68,080
                                                                    -----------
  Total Diversified Financial Services                                  176,032
                                                                    -----------
FINANCIAL DATA PROCESSING (1.2%)
First Data Corp.                                           1,400         83,594
                                                                    -----------
FINANCIAL/MISCELLANEOUS (1.1%)
MBNA Corp.                                                 2,200         72,820
                                                                    -----------
INSURANCE/MULTILINE (2.4%)
Aflac, Inc.                                                2,400         66,096
American International Group, Inc.                         1,200         96,600
                                                                    -----------
  Total Insurance/Multiline                                             162,696
                                                                    -----------
TOTAL FINANCIAL SERVICES                                                495,142
                                                                    -----------
HEALTH CARE (23.1%)
BIOTECHNOLOGY RESEARCH (1.5%)
Genentech, Inc.*                                           2,000        101,000
                                                                    -----------
DRUGS AND PHARMACEUTICALS (17.2%)
Allergan, Inc.                                             1,300         96,395
Amgen, Inc.*                                               1,000         60,188
Cardinal Health, Inc.                                      1,800        174,150
Eli Lilly & Co.                                            1,700        130,322
King Pharmaceuticals, Inc.*                                  800         32,600
Merck & Co.                                                2,500        189,750
Pfizer, Inc.                                               8,400        343,980
Pharmacia Corp.                                            2,900        146,073
                                                                    -----------
  Total Drugs and Pharmaceuticals                                     1,173,458
                                                                    -----------
ELECTRONICS MEDICAL SYSTEMS (2.8%)
Medtronic, Inc.                                            4,200        192,108
                                                                    -----------
HEALTH CARE MANAGEMENT (1.2%)
IMS Health Inc.                                            1,100         27,390
WellPoint Health Networks, Inc.*                             600         57,186
                                                                    -----------
  Total Health Care Management                                           84,576
                                                                    -----------
MEDICAL AND DENTAL INSTRUMENTS (0.4%)
Cytyc Corp.*                                               1,500         24,750
                                                                    -----------
TOTAL HEALTH CARE                                                     1,575,892
                                                                    -----------
OTHER (6.0%)
MULTISECTOR COMPANIES (6.0%)
General Electric Co.                                       8,350        349,531
                                                                    -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Tyco International Ltd.                                    1,400    $    60,522
                                                                    -----------
TOTAL OTHER                                                             410,053
                                                                    -----------
PRODUCER DURABLES (3.3%)
AEROSPACE (1.3%)
Boeing Co.                                                   600         33,426
United Technologies Corp.                                    800         58,640
                                                                    -----------
  Total Aerospace                                                        92,066
                                                                    -----------
PRODUCTION TECHNOLOGY EQUIPMENT (2.0%)
Agilent Technologies, Inc.*                                1,200         36,876
Novellus Systems, Inc.*                                    2,400         97,350
                                                                    -----------
  Total Production Technology Equipment                                 134,226
                                                                    -----------
TOTAL PRODUCER DURABLES                                                 226,292
                                                                    -----------
TECHNOLOGY (31.6%)
COMMUNICATIONS TECHNOLOGY (7.0%)
Brocade Communications
Systems, Inc.*                                             1,400         29,246
CIENA Corp.*                                               1,900         79,325
Cisco Systems, Inc.*                                       8,870        140,257
Comverse Technology, Inc.*                                 1,600         94,224
Juniper Networks, Inc.*                                      700         26,572
Qualcomm, Inc.*                                            1,900        107,587
                                                                    -----------
  Total Communications Technology                                       477,211
                                                                    -----------
COMPUTER SERVICES, SOFTWARE AND SYSTEMS (10.0%)
BEA Systems, Inc.*                                         2,300         67,563
Mercury Interactive Corp.*                                 1,300         54,437
Microsoft Corp.*                                           6,200        339,063
Oracle Corp.*                                              4,600         68,908
Rational Software Corp.*                                   2,750         48,812
Siebel Systems, Inc.*                                      1,450         39,440
Veritas Software Corp.*                                    1,300         60,112
                                                                    -----------
  Total Computer Services, Software and Systems                         678,335
                                                                    -----------
COMPUTER TECHNOLOGY (7.4%)
Dell Computer Corp.*                                       4,500        115,594
EMC Corp.*                                                 5,000        147,000
International Business
Machines Corp.                                             1,300        125,034
Sun Microsystems, Inc.*                                    7,600        116,812
                                                                    -----------
  Total Computer Technology                                             504,440
                                                                    -----------
ELECTRONICS (0.6%)
Sanmina Corp.*                                             2,000         39,125
                                                                    -----------
ELECTRONICS/SEMI-CONDUCTORS (6.6%)
Analog Devices, Inc.*                                      1,700         61,608
Intel Corp.                                                7,700        202,606
Maxim Integrated Products, Inc.*                           1,750         72,783
Micron Technology, Inc.                                    1,200    $    49,836
Texas Instruments, Inc.                                    1,600         49,568
Vitesse Semiconductor Corp.*                                 700         16,669
                                                                    -----------
  Total Electronics/Semi-Conductors                                     453,070
                                                                    -----------
TOTAL TECHNOLOGY                                                      2,152,181
                                                                    -----------
UTILITIES (5.7%)
CABLE TELEVISION AND RADIO (2.1%)
Comcast Corp. Cl. A*                                       3,400        142,587
                                                                    -----------
ELECTRICAL (1.0%)
AES Corp.                                                  1,400         69,944
                                                                    -----------
TELECOMMUNICATIONS (2.6%)
AT&T Wireless Group*                                       2,500         47,950
Nextel Communications, Inc. Cl. A*                         2,400         34,500
Qwest Communications
International, Inc.*                                       2,700         94,635
                                                                    -----------
  Total Telecommunications                                              177,085
                                                                    -----------
TOTAL UTILITIES                                                         389,616
                                                                    -----------
TOTAL COMMON STOCKS (COST $8,445,413)                               $ 6,564,510
                                                                    -----------

SHORT-TERM INVESTMENTS (3.7%)                      PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------
VARIABLE-RATE DEMAND NOTES** (3.7%)
American Family Financial Services
  4.630% 08-11-2001                                    $  25,505    $    25,505
Wisconsin Corp. Central Credit Union
  4.725% 10-29-2001                                       70,546         70,546
Wisconsin Electric Power Co.
  4.630% 09-24-2001                                      152,572        152,572
                                                                    -----------
TOTAL VARIABLE-RATE DEMAND NOTES                                        248,623
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS (COST $248,623)                        $   248,623
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES (100.0%)
(COST $8,694,036)***                                                $ 6,813,133
                                                                    -----------
OTHER ASSETS LESS LIABILITIES (0.0%)                                $     3,129
                                                                    -----------
NET ASSETS (100.0%)                                                 $ 6,816,262
                                                                    ===========

----------
*    NON-INCOME PRODUCING SECURITY.
** THE VARIABLE-RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE, WHICH REDUCES THE REMAINING MATURITY.
***  AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $9,208,444.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   [GRAPHIC]
                               BALANCED PORTFOLIO

MARCH 31, 2001

LONG-TERM DEBT SECURITIES (33.4%)                  PRINCIPAL AMOUNT   VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (21.1%)
FINANCE (19.3%)
AUTOMOBILES (1.9%)
Ford Motor Credit Co.
 6.125% 04-28-2003                                     $  190,000  $    192,031
GMAC
 5.750% 11-10-2003                                      1,000,000     1,002,142
 6.750% 01-15-2006                                      1,000,000     1,020,742
                                                                   ------------
  Total Automobiles                                                   2,214,915
                                                                   ------------
BANKS (3.4%)
Bank of America Corp.
 7.875% 05-16-2005                                      1,500,000     1,615,059
Citicorp
 7.125% 06-01-2003                                      1,000,000     1,038,944
NationsBank Corp.
 6.125% 07-15-2004                                      1,350,000     1,367,626
                                                                   ------------
  Total Banks                                                         4,021,629
                                                                   ------------
CONSUMER (2.8%)
Avco Financial Services
 6.000% 08-15-2002                                        800,000       809,080
Beneficial Corp.
 6.350% 12-03-2001                                        850,000       858,690
Sears, Roebuck & Co.
 6.670% 07-07-2003                                      1,000,000     1,019,282
Sears Roebuck Acceptance Medium-Term Note
 7.110% 06-19-2001                                        650,000       652,980
                                                                   ------------
  Total Consumer                                                      3,340,032
                                                                   ------------
DIVERSIFIED (4.6%)
Associates Corp. of North America
 7.500% 04-15-2002                                        100,000       102,816
 5.750% 11-01-2003                                      1,000,000     1,009,668
Associates Corp. of North America
Medium-Term Note
 6.840% 07-03-2001                                        850,000       854,580
Commercial Credit Corp.
 6.875% 05-01-2002                                        200,000       204,350
 6.500% 06-01-2005                                      1,150,000     1,177,968
Household Finance Corp.
 8.000% 05-09-2005                                      2,000,000     2,145,370
                                                                   ------------
  Total Diversified                                                   5,494,752
                                                                   ------------
INSURANCE (2.2%)
Hartford Life, Inc.
 6.900% 06-15-2004                                      1,000,000     1,036,725
Reliastar Financial Corp.
 6.500% 11-15-2008                                      1,600,000     1,615,770
                                                                   ------------
  Total Insurance                                                     2,652,495
                                                                   ------------
INVESTMENT BANKING/BROKERAGE (4.0%)
Goldman Sachs Group
 6.650% 05-15-2009                                      2,000,000     2,001,506
Merrill Lynch
 7.375% 08-17-2002                                         30,000        30,952
 6.000% 02-12-2003                                        500,000       508,945
 5.880% 01-15-2004                                        700,000       709,720
Morgan Stanley Group
 6.125% 10-01-2003                                        215,000       219,419
Salomon Smith Barney Holdings, Inc.
 6.625% 07-01-2002                                      1,300,000     1,326,270
                                                                   ------------
  Total Investment Banking/Brokerage                                  4,796,812
                                                                   ------------
LEASING COMPANIES (0.4%)
International Lease Finance Corp.
Medium-Term Note
 6.340% 02-01-2002                                        450,000       455,689
                                                                   ------------
TOTAL FINANCE                                                        22,976,324
                                                                   ------------
INDUSTRIAL (1.8%)
ENERGY AND RELATED GOODS AND SERVICES (0.3%)
Texaco Capital Medium-Term Note
 7.250% 08-01-2002                                        400,000       411,076
                                                                   ------------
MEDICAL AND RELATED GOODS AND SERVICES (0.2%)
Smithkline Beecham PLC Corp.
Medium-Term Note
 6.625% 10-01-2005                                        200,000       204,427
                                                                   ------------
TELEPHONE (1.3%)
AT&T Corp.
 5.625% 03-15-2004                                      1,500,000     1,492,344
                                                                   ------------
TOTAL INDUSTRIAL                                                      2,107,847
                                                                   ------------
TOTAL CORPORATE BONDS                                                25,084,171
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

U.S. TREASURY NOTES (11.4%)
 7.500% 11-15-2001                                     $  400,000  $    407,893
 6.375% 08-15-2002                                      2,500,000     2,572,995
 6.250% 02-15-2003                                        425,000       440,162
 5.750% 08-15-2003                                        700,000       723,003
 6.000% 08-15-2004                                      3,000,000     3,141,543
 7.000% 07-15-2006                                      2,750,000     3,045,100
 6.500% 10-15-2006                                      3,000,000     3,258,870
                                                                   ------------
TOTAL U.S. TREASURY NOTES                                            13,589,566
                                                                   ------------
FOREIGN BONDS(U.S. DOLLAR DENOMINATED)(0.9%)
Hydro Quebec
 7.375% 02-01-2003                                        350,000       364,230
Ontario Global Bond
 7.375% 01-27-2003                                        650,000       674,215
                                                                   ------------
TOTAL FOREIGN BONDS                                                   1,038,445
                                                                   ------------
TOTAL LONG-TERM DEBT SECURITIES
(COST $ 35,176,980)                                                $ 39,712,182
                                                                   ------------

COMMON STOCKS (60.2%)                                      SHARES      VALUE
--------------------------------------------------------------------------------
BASIC INDUSTRY (1.4%)
CHEMICALS (0.2%)
Air Products & Chemicals, Inc.                              6,150  $    236,160
                                                                   ------------
METALS (0.7%)
Alcoa, Inc.                                                23,450       843,027
                                                                   ------------
PAPER AND FOREST PRODUCTS (0.5%)
Willamette Industries, Inc.                                12,225       562,350
                                                                   ------------
TOTAL BASIC INDUSTRY                                                  1,641,537
                                                                   ------------
CAPITAL GOODS (5.3%)
AEROSPACE (0.6%)
Boeing Co.                                                 13,150       732,586
                                                                   ------------
DIVERSIFIED/MANUFACTURING (4.7%)
Danaher Corp.                                               9,550       521,048
Emerson Electric Co.                                        7,425       460,350
General Electric Co.                                       67,875     2,841,247
Ingersoll-Rand Co.                                          8,925       354,412
Johnson Controls, Inc.                                      3,500       218,610
Tyco International, Ltd.                                   15,050       650,612
United Technologies Corp.                                   7,475       547,918
                                                                   ------------
TOTAL CAPITAL GOODS                                                   6,326,783
                                                                   ------------
COMMUNICATION SERVICES (2.7%)
COMMUNICATIONS (1.1%)
Alltel Corp.                                                8,350  $    438,041
AT&T Wireless Group*                                       26,150       501,557
Qwest Communications International, Inc.*                  11,475       402,199
                                                                   ------------
  Total Communications                                                1,341,797
                                                                   ------------
TELECOMMUNICATIONS (0.1%)
Corning, Inc.                                               6,125       126,726
                                                                   ------------
TELEPHONE (1.5%)
BellSouth Corp.                                            14,400       589,248
SBC Communications, Inc.                                    6,450       287,864
Verizon Communications, Inc.                               16,971       836,670
                                                                   ------------
  Total Telephone                                                     1,713,782
                                                                   ------------
TOTAL COMMUNICATION SERVICES                                          3,182,305
                                                                   ------------
CONSUMER CYCLICAL (4.0%)
ADVERTISING (0.4%)
Interpublic Group of Companies, Inc.                       13,725       471,454
                                                                   ------------
PUBLISHING (0.4%)
McGraw-Hill Companies, Inc.                                 3,750       223,688
New York Times Co. Cl. A                                    8,325       341,075
                                                                   ------------
  Total Publishing                                                      564,763
                                                                   ------------
RETAIL (3.2%)
Costco Wholesale Corp.*                                    12,250       480,812
Federated Dept. Stores, Inc.*                               8,900       369,795
Home Depot, Inc.                                           11,949       515,002
The Men's Wearhouse, Inc.                                  10,225       220,656
RadioShack Corp.                                           10,575       387,997
Target Corp.                                               29,825     1,076,086
Tiffany & Co.                                              12,325       335,856
The TJX Companies, Inc.                                    12,550       401,600
                                                                   ------------
  Total Retail                                                        3,787,804
                                                                   ------------
TOTAL CONSUMER CYCLICAL                                               4,824,021
                                                                   ------------
CONSUMER STAPLES (8.4%)
COSMETICS/PERSONAL CARE (0.7%)
Kimberly-Clark Corp.                                       12,200       827,526
                                                                   ------------
DRUG/RETAIL (0.8%)
CVS Corp.                                                  16,225       949,000
                                                                   ------------
ENTERTAINMENT (1.4%)
AOL Time Warner, Inc.*                                     30,237     1,214,016
Viacom, Inc. Cl. B*                                        10,550       463,884
                                                                   ------------
  Total Entertainment                                                 1,677,900
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FOODS/BEVERAGES (4.0%)
Anheuser-Busch Companies, Inc.                             33,100  $  1,520,283
The Coca-Cola Co.                                          10,825       488,857
Constellation Brands, Inc. Cl. A*                           4,275       306,731
The Quaker Oats Co.                                         8,025       778,826
Pepsi Bottling Group, Inc.                                 15,775       599,608
PepsiCo, Inc.                                               9,475       416,426
Philip Morris Co., Inc.                                    14,225       674,976
                                                                   ------------
  Total Foods/Beverages                                               4,785,707
                                                                   ------------
FOOD/RETAIL (1.1%)
Safeway, Inc.*                                             22,225     1,225,709
                                                                   ------------
RESTAURANTS (0.4%)
Brinker International, Inc.*                               17,762       495,737
                                                                   ------------
TOTAL CONSUMER STAPLES                                                9,961,579
                                                                   ------------
ENERGY (4.9%)
ENERGY SERVICES (0.6%)
B J Services Co.*                                           5,625       400,500
Noble Drilling Corp.*                                       6,225       287,346
                                                                   ------------
  Total Energy Services                                                 687,846
                                                                   ------------
OIL/EXPLORATION AND PRODUCTION (1.4%)
Anadarko Petroleum Corp.                                    5,275       331,164
Apache Corp.                                                4,675       269,327
Devon Energy Corp.                                          9,600       558,720
EOG Resources, Inc.                                         4,850       199,965
Noble Affiliates, Inc.                                      7,525       314,018
                                                                   ------------
  Total Oil/Exploration and Production                                1,673,194
                                                                   ------------
OIL/INTEGRATED INTERNATIONAL (2.9%)
Chevron Corp.                                              19,100     1,676,980
ExxonMobil Corp.                                           21,754     1,762,074
                                                                   ------------
  Total Oil/Integrated International                                  3,439,054
                                                                   ------------
TOTAL ENERGY                                                          5,800,094
                                                                   ------------
FINANCIAL (9.9%)
BANKS (1.3%)
FleetBoston Financial Corp.                                27,425     1,035,294
JP Morgan Chase & Co.                                      10,375       465,838
                                                                   ------------
  Total Banks                                                         1,501,132
                                                                   ------------
CONSUMER FINANCE (0.9%)
Household International, Inc.                               7,700       456,148
MBNA Corp.                                                 16,900       559,390
                                                                   ------------
  Total Consumer Finance                                              1,015,538
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES (3.7%)
American Express Co.                                       11,200       462,560
Citigroup, Inc.                                            37,865     1,703,168
Freddie Mac                                                20,875     1,353,326
Marsh & McLennan Companies, Inc.                            8,912       846,907
                                                                   ------------
  Total Diversified Financial Services                                4,365,961
                                                                   ------------
INSURANCE (3.6%)
Ace Ltd.                                                   15,000       551,400
Allstate Corp.                                             12,775       535,783
American International
Group, Inc.                                                14,820     1,193,010
Cigna Corp.                                                12,525     1,344,684
The PMI Group, Inc.                                         9,450       614,061
                                                                   ------------
  Total Insurance                                                     4,238,938
                                                                   ------------
INVESTMENT BANKING/BROKERAGE (0.2%)
Goldman Sachs Group, Inc.                                   3,475       295,723
                                                                   ------------
REITS (0.3%)
Equitable Resources, Inc.                                   6,075       419,175
                                                                   ------------
TOTAL FINANCIAL                                                      11,836,467
                                                                   ------------
HEALTH CARE (8.3%)
BIOTECHNOLOGY (0.5%)
Amgen, Inc.*                                                4,550       273,853
Genentech, Inc.*                                            6,250       315,625
                                                                   ------------
  Total Biotechnology                                                   589,478
                                                                   ------------
DIVERSIFIED HEALTH CARE (3.1%)
Allergan, Inc.                                              4,900       363,335
American Home Products Corp.                               23,700     1,392,375
Baxter International, Inc.                                 15,525     1,461,523
Medtronic, Inc.                                            11,200       512,288
                                                                   ------------
  Total Diversified Health Care                                       3,729,521
                                                                   ------------
DRUGS (3.0%)
Bristol-Myers Squibb Co.                                   12,575       746,955
Johnson & Johnson Co.                                       6,750       590,423
Merck & Co., Inc.                                          14,050     1,066,395
Pharmacia Corp.                                            22,582     1,137,455
                                                                   ------------
  Total Drugs                                                         3,541,228
                                                                   ------------
HEALTH CARE SERVICES (1.7%)
Cardinal Health, Inc.                                       8,625       834,469
IMS Health, Inc.                                           15,675       390,307
Laboratory Corp. of America Holdings*                       3,075       369,769
Oxford Health Plans, Inc.*                                 14,250       381,188
                                                                   ------------
  Total Health Care Services                                          1,975,733
                                                                   ------------
TOTAL HEALTH CARE                                                     9,835,960
                                                                   ------------
TECHNOLOGY (10.4%)
COMPUTER SOFTWARE/SERVICES (4.8%)
BEA Systems, Inc.*                                          8,700       255,562
BMC Software, Inc.*                                        11,625       249,937

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Comverse Technology, Inc.*                                  8,275  $    487,315
Electronic Data Systems Corp.                               5,600       312,816
First Data Corp.                                           13,750       821,012
Intuit, Inc.*                                               4,500       124,875
Mercury Interactive Corp.*                                  4,975       208,328
Microsoft Corp.*                                           38,125     2,084,961
NetIQ Corp.*                                                9,800       184,975
Oracle Corp.*                                              35,500       531,790
Rational Software Corp.*                                   18,375       326,156
Veritas Software Corp.*                                     3,525       162,996
                                                                   ------------
  Total Computer Software/Services                                    5,750,723
                                                                   ------------
COMPUTER SYSTEMS (1.7%)
Dell Computer Corp.*                                       15,450       396,872
EMC Corp.*                                                 19,075       560,805
International Business Machines Corp.                       6,525       627,575
Sun Microsystems, Inc.*                                    28,875       443,809
                                                                   ------------
  Total Computer Systems                                              2,029,061
                                                                   ------------
ELECTRONICS/MANUFACTURING (0.3%)
Flextronics International Ltd.*                            19,400       291,000
                                                                   ------------
ELECTRONICS/SEMI-CONDUCTORS (2.2%)
Analog Devices, Inc.*                                      11,775       426,726
Arrow Electronics, Inc.                                    14,675       331,655
Intel Corp.                                                32,100       844,631
Maxim Integrated Products, Inc.*                            9,000       374,310
Novellus Systems, Inc.*                                    10,625       430,977
Vitesse Semiconductor Corp.*                                7,075       168,473
                                                                   ------------
  Total Electronics/Semi-Conductors                                   2,576,772
                                                                   ------------
ELECTRONICS/SYSTEMS (0.4%)
Tektronix, Inc.                                            16,475       449,603
                                                                   ------------
NETWORKING/COMMUNICATIONS EQUIPMENT (1.1%)
Cisco Systems, Inc.*                                       45,246       715,452
Nortel Networks Corp.                                      13,750       193,188
Qualcomm, Inc.*                                             6,425       363,816
                                                                   ------------
  Total Networking/Communications Equipment                           1,272,456
                                                                   ------------
TOTAL TECHNOLOGY                                                     12,369,615
                                                                   ------------
TRANSPORTATION (1.8%)
AIRLINES/AIR FREIGHT (0.9%)
Southwest Airlines Co.                                     23,800       422,450
United Parcel Service, Inc.                                11,550       657,195
                                                                   ------------
  Total Airlines/Air Freight                                          1,079,645
                                                                   ------------
MARINE (0.3%)
Teekay Shipping Corp.                                       9,050       385,530
                                                                   ------------
RAILROADS (0.3%)
Union Pacific Corp.                                         6,750  $    379,688
                                                                   ------------
TRUCKING (0.3%)
CNF Transportation, Inc.                                   11,000       317,790
                                                                   ------------
TOTAL TRANSPORTATION                                                  2,162,653
                                                                   ------------
UTILITIES (3.0%)
ELECTRIC/NATURAL GAS (3.0%)
Allegheny Energy, Inc.                                     18,875       873,157
Constellation Energy Group, Inc.                            4,775       210,577
Duke Energy Corp.                                          29,850     1,275,789
Dynegy, Inc.                                               10,600       540,706
El Paso Energy Corp.                                        5,150       336,295
PPL Corp.                                                   7,025       308,819
                                                                   ------------
TOTAL UTILITIES                                                       3,545,343
                                                                   ------------
TOTAL COMMON STOCKS
(COST $ 71,486,371)                                                $ 71,486,357
                                                                   ------------

SHORT-TERM INVESTMENTS (6.9%)                      PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------
VARIABLE-RATE DEMAND NOTES** (6.9%)
American Family Financial Services
 4.630% 08-11-2001                                     $2,533,806  $  2,533,806
Sara Lee Corp.
 4.655% 10-19-2001                                      5,227,580     5,227,580
Wisconsin Corp. Central Credit Union
 4.630% 10-29-2001                                        444,252       444,252
                                                                   ------------
TOTAL VARIABLE-RATE DEMAND NOTES                                      8,205,638
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
(COST $8,205,638)                                                  $  8,205,638
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES (100.5%)
(COST $114,868,989)***                                             $119,404,177
                                                                   ------------
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.5%)                      $   (554,096)
                                                                   ------------
NET ASSETS (100.0%)                                                $118,850,081
                                                                   ============

----------
*    NON-INCOME PRODUCING SECURITY.
** THE VARIABLE-RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE, WHICH REDUCES THE REMAINING MATURITY.
***  AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $115,225,737.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   [GRAPHIC]
                       INTERMEDIATE FIXED INCOME PORTFOLIO

MARCH 31, 2001

LONG-TERM DEBT SECURITIES (86.4%)                   PRINCIPAL AMOUNT   VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (38.8%)
FINANCE (35.5%)
AUTOMOBILE (9.4%)
Ford Motor Credit Co.
 6.125% 04-28-2003                                     $  125,000  $    126,336
 6.875% 02-01-2006                                      1,000,000     1,026,565
GMAC
 7.500% 7-15-2005                                       1,000,000     1,049,779
GMAC Medium-Term Note
 6.500% 12-06-2004                                        500,000       507,357
                                                                   ------------
  Total Automobile                                                    2,710,037
                                                                   ------------
BANKS (2.8%)
Banc One Corp.
 7.375% 12-01-2002                                        780,000       807,379
                                                                   ------------
CONSUMER (5.3%)
Beneficial Financial Corp. Medium-Term Note
 6.510% 12-03-2003                                        500,000       510,516
Sears, Roebuck & Co.
 6.670% 07-07-2003                                      1,000,000     1,019,282
                                                                   ------------
  Total Consumer                                                      1,529,798
                                                                   ------------
DIVERSIFIED (6.6%)
Associates Corp. of North America Medium-Term Note
 6.840% 07-03-2001                                        350,000       351,886
Commercial Credit TRV
 6.500% 06-01-2005                                        400,000       409,728
Household Finance Corp.
 8.000% 05-09-2005                                      1,050,000     1,126,319
                                                                   ------------
  Total Diversified                                                   1,887,933
                                                                   ------------
INVESTMENT BANKING/BROKERAGE (11.4%)
Goldman Sachs Group
 6.650% 05-15-2009                                        600,000       600,452
Merrill Lynch
 5.880% 01-15-2004                                        525,000       532,290
Morgan Stanley Dean Witter
 6.125% 10-01-2003                                        200,000       204,111
 6.375% 12-15-2003                                        175,000       179,538
 7.750% 06-15-2005                                        500,000       536,077
Salomon Smith Barney Holdings
 6.625% 07-01-2002                                      1,200,000     1,224,250
                                                                   ------------
  Total Investment Banking/Brokerage                                  3,276,718
                                                                   ------------
TOTAL FINANCE                                                        10,211,865
                                                                   ------------
INDUSTRIAL (3.3%)
TELEPHONE (3.3%)
AT&T Corp.
5.625% 03-15-2004                                         950,000       945,151
                                                                   ------------
TOTAL INDUSTRIAL                                                        945,151
                                                                   ------------
TOTAL CORPORATE BONDS                                                11,157,016
                                                                   ------------
U.S. GOVERNMENT AGENCY (3.7%)
Federal Home Loan Bank
 6.500% 11-15-2005                                      1,000,000     1,052,888
                                                                   ------------
U.S. TREASURY NOTES (42.2%)
 7.500% 11-15-2001                                        500,000       509,866
 6.625% 03-31-2002                                      1,000,000     1,024,025
 6.375% 08-15-2002                                      1,300,000     1,337,957
 6.250% 02-15-2003                                         75,000        77,676
 5.750% 08-15-2003                                      1,500,000     1,549,291
 7.250% 05-15-2004                                      1,500,000     1,621,119
 7.000% 07-15-2006                                      2,400,000     2,657,542
 6.500% 10-15-2006                                      2,100,000     2,281,209
 6.625% 05-15-2007                                      1,000,000     1,096,456
                                                                   ------------
TOTAL U.S. TREASURY NOTES                                            12,155,141
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FOREIGN BONDS (U.S. DOLLAR DENOMINATED) (1.7%)
Hydro Quebec
 7.375% 02-01-2003                                     $  200,000  $    208,131
Ontario Global Bond
 7.375% 01-27-2003                                        290,000       300,804
                                                                   ------------
TOTAL FOREIGN BONDS                                                     508,935
                                                                   ------------
TOTAL LONG-TERM DEBT SECURITIES
(COST $ 24,283,707)                                                $ 24,873,980
                                                                   ------------
SHORT-TERM INVESTMENTS
(12.4%)                                             PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------
VARIABLE-RATE DEMAND NOTES*    (12.4%)
American Family Financial Services
 4.630% 08-11-2001                                     $1,120,023  $  1,120,023
Sara Lee Corp.
 4.655% 10-19-2001                                        719,009       719,009
Wisconsin Corp. Central Credit Union
 4.725% 10-29-2001                                      1,046,753     1,046,753
Wisconsin Electric Power Co.
 4.630% 09-24-2001                                        675,445       675,445
                                                                   ------------
TOTAL VARIABLE-RATE DEMAND NOTES                                      3,561,230
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,561,230)                     $  3,561,230
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES (98.8%)
(COST $27,844,937)**                                               $ 28,435,210
                                                                   ------------
OTHER ASSETS LESS LIABILITIES (1.2%)                               $    343,793
                                                                   ------------
NET ASSETS (100.0%)                                                $ 28,779,003
                                                                   ============

----------
* THE VARIABLE-RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE, WHICH REDUCES THE REMAINING MATURITY.
**   AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $27,844,937.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF ASSETS AND LIABILITIES

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
MARCH 31, 2001

                                                    SMALL/MID                         GROWTH                        INTERMEDIATE
                                                   CAP EQUITY       CORE EQUITY       EQUITY          BALANCED      FIXED INCOME
                                                    PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                  -------------    -------------   -------------    -------------   -------------
ASSETS
Investments in securities, at cost (Note 2)       $ 351,961,168    $ 712,170,966   $   8,694,036    $ 114,868,989   $  27,844,937
                                                  =============    =============   =============    =============   =============

Investments in securities, at value (Note 2)      $ 340,102,721    $ 776,908,017   $   6,813,133    $ 119,404,177   $  28,435,210
Cash                                                         --           48,242              --            4,490              --
Receivables
   Investment securities sold                         6,268,834        6,906,977         189,864          482,051              --
   Dividends and interest                               483,572          702,929           4,027          814,187         507,870
   Fund shares sold                                      31,047          462,147              --           12,773              --
   Due from Investment Advisor (Note 3)                      --               --           4,654               --              --
Prepaid expenses                                         13,583           29,383          13,965            7,025           5,880
                                                  -------------    -------------   -------------    -------------   -------------
     Total assets                                   346,899,757      785,057,695       7,025,643      120,724,703      28,948,960
                                                  -------------    -------------   -------------    -------------   -------------
LIABILITIES
Payables
   Investment securities purchased                    8,053,201       12,345,015         197,800        1,158,854              --
   Fund shares redeemed                                 329,077          322,902              --            2,556              --
   Distributions to shareholders                             --               --              --          553,211         128,414
   Due to Investment Advisor (Note 3)                   256,262          506,786              --           86,474          17,261
   Due under Distribution Plan (Note 3)                  75,381          168,943           1,499           24,488           2,468
Accrued expenses                                        103,089          185,515           9,738           44,284          17,404
Deferred Trustees Compensation (Note 5)                  14,265           23,775             344            4,755           4,410
                                                  -------------    -------------   -------------    -------------   -------------
     Total liabilities                                8,831,275       13,552,936         209,381        1,874,622         169,957
                                                  -------------    -------------   -------------    -------------   -------------
NET ASSETS                                        $ 338,068,482    $ 771,504,759   $   6,816,262    $ 118,850,081   $  28,779,003
                                                  =============    =============   =============    =============   =============
COMPONENTS OF NET ASSETS
   Paid-in capital                                $ 338,708,217    $ 703,827,827   $  10,992,105    $ 113,823,798   $  28,185,385
   Accumulated undistributed
   net investment income (loss)                          11,470           24,550          (6,375)           3,195           6,396
   Accumulated undistributed net
   realized gain (loss) on investments               11,207,242        2,915,331      (2,288,565)         487,900          (3,051)
   Net unrealized appreciation
   (depreciation) on investments                    (11,858,447)      64,737,051      (1,880,903)       4,535,188         590,273
                                                  -------------    -------------   -------------    -------------   -------------
Net assets                                        $ 338,068,482    $ 771,504,759   $   6,816,262    $ 118,850,081   $  28,779,003
                                                  =============    =============   =============    =============   =============
Number of shares issued and outstanding
(unlimited shares authorized) no par value           16,290,274       34,232,647         472,316        7,475,829       2,305,454
                                                  =============    =============   =============    =============   =============
NET ASSET VALUE PER SHARE                         $       20.75    $       22.54   $       14.43    $       15.90   $       12.48
                                                  =============    =============   =============    =============   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            STATEMENTS OF OPERATIONS

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS FOR
THE FISCAL YEAR ENDING MARCH 31, 2001

                                              SMALL/MID                          GROWTH                         INTERMEDIATE
                                             CAP EQUITY       CORE EQUITY        EQUITY          BALANCED       FIXED INCOME
                                              PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                            -------------    -------------    -------------    -------------    -------------
INVESTMENT INCOME
INCOME
   Dividends                                $   3,725,747    $   7,890,458    $      11,875    $     720,318    $          --
   Interest                                       489,118        1,026,162           13,079        2,917,005        1,402,515
                                            -------------    -------------    -------------    -------------    -------------
     Total income                               4,214,865        8,916,620           24,954        3,637,323        1,402,515
                                            -------------    -------------    -------------    -------------    -------------
EXPENSES
   Investment advisory fees (Note 3)            3,671,334        6,809,847           28,072          888,208          105,181
   Distribution fees (Note 3)                   1,079,804        2,269,949            9,357          317,217           23,374
   Administration fees (Note 3)                   219,577          362,394            9,502          113,443           23,374
   Custodian fees                                  95,424          169,368            9,498           32,762            4,531
   Fund accounting fees                            73,606          144,876            3,591           32,928           11,496
   Reports to shareholders                         51,224           70,001              499           16,220            5,766
   Transfer agent fees                             38,469           64,295            6,391           18,856           10,719
   Registration expense                            37,263           77,238            7,835           13,727           12,615
   Audit fees                                      32,199           53,000            4,983           11,743            6,895
   Trustee fees                                     8,264           15,187              991            3,220            1,725
   Legal fees                                       8,119           16,600              493            2,862            1,400
   Organization costs                                  --               --            7,500               --               --
   Miscellaneous expense                           23,004           44,930              963            1,855            2,986
                                            -------------    -------------    -------------    -------------    -------------
     Total expenses                             5,338,287       10,097,685           89,675        1,453,041          210,062
     Less: fees waived and expenses
     absorbed (Note 3)                                 --               --          (45,095)              --          (81,686)
     Add: expenses recouped by
     Investment Advisor (Note 3)                       --               --               --           56,674               --
Net expenses                                    5,338,287       10,097,685           44,580        1,509,715          128,376
                                            -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)                   (1,123,422)      (1,181,065)         (19,626)       2,127,608        1,274,139
                                            -------------    -------------    -------------    -------------    -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments        12,012,709       50,209,183       (2,288,565)       1,754,469           (2,484)
Net change in unrealized appreciation
(depreciation) on investments                 (77,880,033)    (263,951,942)      (1,880,903)     (18,297,168)       1,218,151
                                            -------------    -------------    -------------    -------------    -------------
NET GAIN (LOSS) ON INVESTMENTS                (65,867,324)    (213,742,759)      (4,169,468)     (16,542,699)       1,215,667
                                            -------------    -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                   $ (66,990,746)   $(214,923,824)   $  (4,189,094)   $ (14,415,091)   $   2,489,806
                                            =============    =============    =============    =============    =============

----------
*    FOR THE PERIOD FROM JUNE 15, 2000, INCEPTION, THROUGH MARCH 31, 2001.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

                                                      SMALL/MID CAP EQUITY PORTFOLIO            CORE EQUITY PORTFOLIO
                                                    ----------------------------------    ----------------------------------
                                                       Fiscal year ending March 31,         Fiscal year ending March 31,
                                                         2001               2000               2001               2000
                                                    ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
   Net investment income (loss)                     $    (1,123,422)   $    (1,038,079)   $    (1,181,065)   $    (1,092,718)
   Net realized gain (loss)
   on investments                                        12,012,709         85,726,484         50,209,183         72,990,860
   Net change in unrealized appreciation
   (depreciation) on investments                        (77,880,033)        75,339,005       (263,951,942)       183,448,956
                                                    ---------------    ---------------    ---------------    ---------------
     Increase (decrease) in net assets
     resulting from operations                          (66,990,746)       160,027,410       (214,923,824)       255,347,098
                                                    ---------------    ---------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                    --                 --                 --            (95,818)
   From net realized gain on
   investments sold                                     (61,346,456)                --        (76,237,262)       (51,779,011)
                                                    ---------------    ---------------    ---------------    ---------------
     Decrease in net assets
     from distributions                                 (61,346,456)                --        (76,237,262)       (51,874,829)
                                                    ---------------    ---------------    ---------------    ---------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                            165,688,304        103,535,228        331,445,482        254,130,029
   Net asset value of shares issued on
   reinvestment of distributions                         60,659,490                 --         74,343,206         51,272,679
   Cost of shares redeemed                             (228,180,058)      (225,352,240)      (349,171,029)      (413,414,237)
                                                    ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) from
     capital share transactions                          (1,832,264)      (121,817,012)        56,617,659       (108,011,529)
                                                    ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS                  (130,169,466)        38,210,398       (234,543,427)        95,460,740

NET ASSETS
Beginning of period                                     468,237,948        430,027,550      1,006,048,186        910,587,446
                                                    ---------------    ---------------    ---------------    ---------------
End of period                                       $   338,068,482    $   468,237,948    $   771,504,759    $ 1,006,048,186
                                                    ===============    ===============    ===============    ===============
CHANGE IN SHARES
OUTSTANDING
Shares sold                                               6,375,972          4,421,836         11,639,251          9,152,362
Shares issued on reinvestment
of distributions                                          2,633,934                 --          2,869,286          1,843,015
Shares redeemed                                          (8,979,197)        (9,868,285)       (12,155,580)       (15,046,220)
                                                    ---------------    ---------------    ---------------    ---------------
     Net increase (decrease)
     in shares outstanding                                   30,709         (5,446,449)         2,352,957         (4,050,843)
                                                    ===============    ===============    ===============    ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                 INTERMEDIATE FIXED
       GROWTH EQUITY PORTFOLIO             BALANCED PORTFOLIO                     INCOME PORTFOLIO
      -------------------------      ------------------------------        ------------------------------
      June 15, 2000 (inception)       Fiscal year ending March 31,          Fiscal year ending March 31,
        through March 31, 2001           2001             2000                 2001             2000
      -------------------------      -------------    -------------        -------------    -------------
            $     (19,626)           $   2,127,608    $   1,683,494        $   1,274,139    $   1,136,544

               (2,288,565)               1,754,469        5,471,283               (2,484)            (566)

               (1,880,903)             (18,297,168)      12,272,961            1,218,151         (732,319)
            -------------            -------------    -------------        -------------    -------------
               (4,189,094)             (14,415,091)      19,427,738            2,489,806          403,659
            -------------            -------------    -------------        -------------    -------------

                       --               (2,123,901)      (1,675,733)          (1,271,142)      (1,130,637)

                       --               (3,584,568)      (4,460,597)                  --               --
            -------------            -------------    -------------        -------------    -------------
                       --               (5,708,469)      (6,136,330)          (1,271,142)      (1,130,637)
            -------------            -------------    -------------        -------------    -------------

               12,921,425               41,868,281       38,160,255           12,606,613       13,774,522

                       --                5,689,692        5,993,660            1,242,563        1,117,851
               (1,916,069)             (37,196,313)     (25,677,221)         (10,125,225)     (10,734,159)
            -------------            -------------    -------------        -------------    -------------
               11,005,356               10,361,660       18,476,694            3,723,951        4,158,214
            -------------            -------------    -------------        -------------    -------------
                6,816,262               (9,761,900)      31,768,102            4,942,615        3,431,236



                       --              128,611,981       96,843,879           23,836,388       20,405,152
            -------------            -------------    -------------        -------------    -------------
            $   6,816,262            $ 118,850,081    $ 128,611,981        $  28,779,003    $  23,836,388
            =============            =============    =============        =============    =============




                  569,217                2,384,591        2,166,562            1,029,893        1,156,168

                       --                  322,951          344,984              103,374           93,467
                  (96,901)              (2,071,345)      (1,471,182)            (843,365)        (900,613)
            -------------            -------------    -------------        -------------    -------------
                  472,316                  636,197        1,040,364              289,902          349,022
            =============            =============    =============        =============    =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand each Portfolio's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS FOR A
CAPITAL SHARE OUTSTANDING THROUGHOUT THE FISCAL YEAR

                                                         SMALL/MID CAP EQUITY PORTFOLIO
                                              -----------------------------------------------------
                                                          Fiscal year ending March 31,
                                                2001       2000       1999         1998       1997
                                              -------    -------    -------      -------    -------
Net asset value, beginning of year            $ 28.80    $ 19.81    $ 24.92      $ 18.54    $ 17.89
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                 (0.07)     (0.06)     (0.01)       (0.01)      0.05
   Net realized and unrealized
   gain (loss) on investments                   (4.10)      9.05      (4.24)        8.71       2.43
                                              -------    -------    -------      -------    -------
     Total from investment operations           (4.17)      8.99      (4.25)        8.70       2.48
                                              -------    -------    -------      -------    -------
LESS DISTRIBUTIONS
   From net investment income                      --         --      (0.01)       (0.01)     (0.06)
   From net realized gain                       (3.88)        --      (0.85)(1)    (2.31)     (1.77)
                                              -------    -------    -------      -------    -------
     Total distributions                        (3.88)        --      (0.86)       (2.32)     (1.83)
                                              -------    -------    -------      -------    -------
Net asset value, end of year                  $ 20.75    $ 28.80    $ 19.81      $ 24.92    $ 18.54
                                              =======    =======    =======      =======    =======
Total return                                   (15.83%)    45.38%    (17.18%)      48.68%     14.57%
                                              =======    =======    =======      =======    =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (millions)            $ 338.1    $ 468.2    $ 430.0      $ 515.7    $ 136.3
                                              =======    =======    =======      =======    =======
RATIO OF EXPENSES TO AVERAGE NET ASSETS
   Before fees waived and
   expenses absorbed                             1.24%      1.25%      1.25%        1.26%      1.33%
   After fees waived and
   expenses absorbed                              n/a        n/a        n/a          n/a       1.40%
                                              =======    =======    =======      =======    =======
RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS, AFTER FEES WAIVED
AND EXPENSES ABSORBED                           (0.26%)    (0.24%)    (0.04%)      (0.06%)     0.27%
                                              =======    =======    =======      =======    =======
Portfolio turnover rate                        166.24%    199.04%    143.70%      107.17%    130.54%
                                              =======    =======    =======      =======    =======

----------
(1) OF THIS AMOUNT, THE FUND DESIGNATES $0.17 AS A CAPITAL GAIN DIVIDEND PER IRC SECTION 852(B)(3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS FOR A
CAPITAL SHARE OUTSTANDING THROUGHOUT THE FISCAL YEAR

                                                                     CORE EQUITY PORTFOLIO
                                                 -------------------------------------------------------------
                                                                   Fiscal year ending March 31,
                                                   2001         2000         1999           1998        1997
                                                 --------     --------     --------       --------    --------
Net asset value, beginning of year               $  31.56     $  25.34     $  24.67       $  18.97    $  17.53
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                     (0.03)       (0.03)        0.05           0.07        0.13
   Net realized and unrealized
   gain (loss) on investments                       (6.50)        7.93         1.95           8.86        2.86
                                                 --------     --------     --------       --------    --------
     Total from investment operations               (6.53)        7.90         2.00           8.93        2.99
                                                 --------     --------     --------       --------    --------
LESS DISTRIBUTIONS
   From net investment income                          --           --        (0.07)         (0.07)      (0.13)
   From net realized gain                           (2.49)       (1.68)       (1.26)(1)      (3.16)      (1.42)
                                                 --------     --------     --------       --------    --------
     Total distributions                            (2.49)       (1.68)       (1.33)         (3.23)      (1.55)
                                                 --------     --------     --------       --------    --------
Net asset value, end of year                     $  22.54     $  31.56     $  25.34       $  24.67    $  18.97
                                                 ========     ========     ========       ========    ========
Total return                                       (21.72%)      32.06%        8.64%         49.64%      17.88%
                                                 ========     ========     ========       ========    ========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (millions)               $  771.5     $1,006.0     $  910.6       $  698.7    $  260.6
                                                 ========     ========     ========       ========    ========
RATIO OF EXPENSES TO AVERAGE NET ASSETS
   Before fees waived and
   expenses absorbed                                 1.11%        1.11%        1.13%          1.14%       1.18%
   After fees waived and
   expenses absorbed                                  n/a          n/a          n/a            n/a        1.22%
                                                 ========     ========     ========       ========    ========
RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS, AFTER FEES WAIVED
AND EXPENSES ABSORBED                               (0.13%)      (0.12%)       0.23%          0.37%       0.74%
                                                 ========     ========     ========       ========    ========
Portfolio turnover rate                             81.48%       82.98%      132.91%        119.88%     146.12%
                                                 ========     ========     ========       ========    ========

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS FOR A
CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                        GROWTH EQUITY PORTFOLIO
                                                       -------------------------
                                                       June 15, 2000 (inception)
                                                         through March 31, 2001
                                                         ----------------------
Net asset value, beginning of period                            $  25.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                    (0.04)
   Net realized and unrealized
   gain (loss) on investments                                     (10.53)
                                                                --------
     Total from investment operations                             (10.57)
                                                                --------
LESS DISTRIBUTIONS
   From net investment income                                         --
   From net realized gain                                             --
                                                                --------
     Total distributions                                              --
                                                                --------
Net asset value, end of period                                  $  14.43
                                                                ========
Total return                                                      (42.28%)+
                                                                ========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)                            $    6.8
                                                                ========
RATIO OF EXPENSES TO AVERAGE NET ASSETS
   Before fees waived and expenses absorbed                         2.38%++
   After fees waived and expenses absorbed                          1.19%++
                                                                ========
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE
NET ASSETS, AFTER FEES WAIVED AND EXPENSES ABSORBED                (0.52%)++
                                                                ========
Portfolio turnover rate                                           122.37%+
                                                                ========

----------
+    NOT ANNUALIZED.
++   ANNUALIZED.
(1) OF THIS AMOUNT, THE FUND DESIGNATES $0.68 AS A CAPITAL GAIN DIVIDEND PER IRC SECTION 852(B)(3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS FOR A
CAPITAL SHARE OUTSTANDING THROUGHOUT THE FISCAL YEAR

                                                                 BALANCED PORTFOLIO
                                               ----------------------------------------------------
                                                           Fiscal year ending March 31,
                                                 2001       2000       1999         1998       1997
                                               -------    -------    -------      -------    -------
Net asset value, beginning of year             $ 18.80    $ 16.70    $ 16.78      $ 14.76    $ 14.53
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                   0.30       0.28       0.28         0.35       0.37
   Net realized and unrealized
   gain (loss) on investments                    (2.38)      2.90       0.85         4.46       1.28
                                               -------    -------    -------      -------    -------
     Total from investment operations            (2.08)      3.18       1.13         4.81       1.65
                                               -------    -------    -------      -------    -------
LESS DISTRIBUTIONS
   From net investment income                    (0.30)     (0.28)     (0.28)       (0.35)     (0.37)
   From net realized gain                        (0.52)     (0.80)     (0.93)(1)    (2.44)     (1.05)
                                               -------    -------    -------      -------    -------
     Total distributions                         (0.82)     (1.08)     (1.21)       (2.79)     (1.42)
                                               -------    -------    -------      -------    -------
Net asset value, end of year                   $ 15.90    $ 18.80    $ 16.70      $ 16.78    $ 14.76
                                               =======    =======    =======      =======    =======
Total return                                    (11.38%)    19.59%      7.22%       34.57%     11.83%
                                               =======    =======    =======      =======    =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (millions)             $118.9     $128.6     $ 96.8       $ 72.7     $ 40.6
                                               =======    =======    =======      =======    =======
RATIO OF EXPENSES TO AVERAGE NET ASSETS
   Before fees waived and expenses
   absorbed or recouped                           1.15%      1.21%      1.22%        1.28%      1.31%
   After fees waived and expenses
   absorbed or recouped                           1.19%      1.19%      1.19%        1.19%      1.19%
                                               =======    =======    =======      =======    =======
RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS, AFTER FEES WAIVED
AND EXPENSES ABSORBED OR RECOUPED                 1.68%      1.63%      1.78%        2.09%      2.50%
                                               =======    =======    =======      =======    =======
Portfolio turnover rate                          57.52%     67.55%    108.28%      102.98%    133.68%
                                               =======    =======    =======      =======    =======

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS FOR A
CAPITAL SHARE OUTSTANDING THROUGHOUT THE FISCAL YEAR

                                                         INTERMEDIATE FIXED INCOME PORTFOLIO
                                               -------------------------------------------------------
                                                             Fiscal year ending March 31,
                                                 2001        2000        1999        1998       1997
                                               -------     -------     -------     -------     -------
Net asset value, beginning of year             $ 11.83     $ 12.24     $ 12.45     $ 12.08     $ 12.33
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                   0.66        0.63        0.68        0.71        0.65
   Net realized and unrealized
   gain (loss) on investments                     0.65       (0.41)       0.11        0.37       (0.25)
                                               -------     -------     -------     -------     -------
     Total from investment operations             1.31        0.22        0.79        1.08        0.40
                                               -------     -------     -------     -------     -------
LESS DISTRIBUTIONS
   From net investment income                    (0.66)      (0.63)      (0.68)      (0.71)      (0.64)
   From net realized gain                           --          --       (0.32)(2)      --       (0.01)
                                               -------     -------     -------     -------     -------
     Total distributions                         (0.66)      (0.63)      (1.00)      (0.71)      (0.65)
                                               -------     -------     -------     -------     -------
Net asset value, end of year                   $ 12.48     $ 11.83     $ 12.24     $ 12.45     $ 12.08
                                               =======     =======     =======     =======     =======
Total return                                     11.43%       1.90%       6.49%       9.11%       3.35%
                                               =======     =======     =======     =======     =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (millions)             $  28.8     $  23.8     $  20.4     $  20.0     $  19.3
                                               =======     =======     =======     =======     =======
RATIO OF EXPENSES TO AVERAGE NET ASSETS
   Before fees waived and
   expenses absorbed                              0.90%       0.94%       1.04%       1.19%       1.53%
   After fees waived and
   expenses absorbed                              0.55%       0.55%       0.55%       0.55%       0.95%
                                               =======     =======     =======     =======     =======
RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS, AFTER FEES WAIVED
AND EXPENSES ABSORBED OR RECOUPED                 5.48%       5.31%       5.39%       5.73%       5.42%
                                               =======     =======     =======     =======     =======
Portfolio turnover rate                           5.05%       8.18%      54.59%      15.99%       8.37%
                                               =======     =======     =======     =======     =======

----------
(1) OF THIS AMOUNT, THE FUND DESIGNATES $0.45 AS A CAPITAL GAIN DIVIDEND PER IRC SECTION 852(B)(3).

(2) OF THIS AMOUNT, THE FUND DESIGNATES $0.24 AS A CAPITAL GAIN DIVIDEND PER IRC SECTION 852(B)(3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
MARCH 31, 2001

NOTE 1. ORGANIZATION

     Rainier Investment Management Mutual Funds (the "Trust") was organized as a business trust in Delaware on December 15, 1993 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversi-fied, open-end management investment company. The Trust consists of five separate series of portfolios: Small/Mid Cap Equity Portfolio, Core Equity Portfolio, Growth Equity Portfolio, Balanced Portfolio and Intermediate Fixed Income Portfolio (each a "Fund" and collectively the "Funds").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

     A) SECURITY VALUATION. The Funds invest in a range of securities, generally including equities and debt securities. Equity securities are valued at the last sale price (for exchange-listed securities) or the last bid price (if lacking any sales and for over-the-counter securities). Debt securities generally are valued at the mean between the last bid and asked prices. Debt securities with 60 days or less remaining to maturity are valued on an amortized cost basis.

     Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. There were no such securities held during the period ending March 31, 2001.

     B) SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS. Security transactions are recorded on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recorded on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized. Distributions to shareholders are recorded on the ex-dividend date.

     C) FEDERAL INCOME TAXES. The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to shareholders of the Funds. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) are recorded by the Funds.

     As of March 31, 2001, the Growth Equity Portfolio has a capital loss carryforward of $1,774,157 expiring from March 31, 2009 to 2010 and the Intermediate Fixed Income Portfolio has a capital loss carryforward of $3,050 expiring from March 31, 2008 to 2009.

     On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows:

                                              UNDISTRIBUTED        NET
                                PAID-IN       NET INVESTMENT     REALIZED
FUND                            CAPITAL          INCOME        GAIN (LOSS)
                              -----------      -----------     -----------
Small/Mid Cap Equity          $(5,612,930)     $ 1,123,422     $ 4,489,508
Core Equity                     4,875,716        1,205,313      (6,081,029)
Growth Equity                     (13,251)          13,251              --
Balanced                               --               --              --
Intermediate Fixed Income            (608)             608              --

     D) ORGANIZATION COSTS. In accordance with Statement of Position 98-5, REPORTING ON THE COSTS OF START-UP ACTIVITIES, organization costs for the Growth Equity Portfolio, which commenced operations on June 15, 2000, were expensed as incurred.

     E) USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     F) OTHER. In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000 and requires investment companies to amortize premiums and discounts on fixed-income securities. The Balanced Portfolio and Intermediate Fixed Income Portfolio currently do amortize discounts and premiums on fixed-income securities using the interest method and therefore the new requirement is not expected to have a material effect on the financial statements of the Funds.

NOTE 3. COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     A) INVESTMENT MANAGEMENT AGREEMENT.

The Trust, on behalf of the Funds, has entered into an investment management agreement with Rainier Investment Management, Inc., (R) (the "Investment Advisor"). Under the terms of the agreement, the Trust will pay a fee equal to the following annual percentages of average daily net assets:

Small/Mid Cap Equity Portfolio             0.85%
Core Equity Portfolio                      0.75%
Growth Equity Portfolio                    0.75%
Balanced Portfolio                         0.70%
Intermediate Fixed Income Portfolio        0.50%

     Effective April 1, 1997, the Investment Advisor has voluntarily undertaken to limit the management fee for the Intermediate Fixed Income Portfolio to 0.45% of the Portfolio's average annual net assets.

     Although not required to do so, the Investment Advisor has contractually agreed to reimburse each Fund to the extent necessary so that its ratio of operating expenses to average daily net assets will not exceed the following levels. Overall operating expenses for each Fund will not fall below the applicable percentage limitation until the Investment Advisor has been fully reimbursed for fees foregone and expenses paid by the Investment Advisor under this agreement:

Small/Mid Cap Equity Portfolio             1.48%
Core Equity Portfolio                      1.29%
Growth Equity Portfolio                    1.19%
Balanced Portfolio                         1.19%
Intermediate Fixed Income Portfolio        0.55%

     These percentages are based on the average daily net assets of the Funds, exclusive of interest, taxes, brokerage commissions, extraordinary expenses and sales charges.

     This contract has a one-year term, renewable at the end of each fiscal year. The agreement may be terminated by either party upon 60 days' written notice.

     Expenses reimbursed by the Advisor may be recouped from the Funds and are subject to the Funds' ability to effect such reimbursement and remain in compliance with applicable expense limitations. The recoupment period, except for the Growth Equity Portfolio, will be limited to three years from the year of the reimbursement. For the Growth Equity Portfolio, the recoupment period of any expense reimbursements in the first year of operations will be limited to five years from the year of reimbursement.

     At March 31, 2001, the amounts available for recoupment that have been paid and/or waived by the Advisor on behalf of the Funds are as follows:

Growth Equity Portfolio                    $ 45,095
Balanced Portfolio                         $ 35,246
Intermediate Fixed Income Portfolio        $255,893

     As of March 31, 2001, the Advisor may recapture a portion of the following amounts no later than March 31 of the years stated below.

                                          INTERMEDIATE
          GROWTH EQUITY     BALANCED      FIXED INCOME
            PORTFOLIO       PORTFOLIO       PORTFOLIO
            ---------       ---------       ---------
2002              --         $15,492         $90,188
2003              --         $19,754         $84,019
2004              --              --         $81,686
2006         $45,095              --              --

     For the year ending March 31, 2001, the Balanced Portfolio recouped
$56,674.

     B) DISTRIBUTION PLAN. The Trust, on behalf of the Funds, has approved a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Investment Advisor (as the distribution coordinator) at an annual rate of up to 0.25% of each Fund's average daily net assets. The fee is paid to the Investment Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities.

     Effective April 1, 1997, the Investment Advisor has voluntarily undertaken to limit the distribution fee for the Intermediate Fixed Income Portfolio to 0.10% of the Portfolio's average annual net assets.

     First Fund Distributors, Inc. (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of Investment Company Administration, LLC (the "Administrator").

     C) ADMINISTRATIVE SERVICES AGREEMENT.

The Trust, on behalf of the Funds, has entered into an administrative services agreement with the Administrator, an unrelated third party. Under the terms of the agreement, each Fund, except as described below, will pay a monthly fee based on the greater of $40,000 annual minimum or the annual rate of:

0.10% of first $100 million of average daily net assets;
0.05% of next $100 million of average daily net assets;
0.03% of average net assets over $200 million.

     Effective April 1, 1998, the Intermediate Fixed Income Portfolio is not subject to the $40,000 annual minimum.

     The Growth Equity Portfolio pays an annual fee of $12,000, payable monthly, during its first year of operations.

NOTE 4. INVESTMENT TRANSACTIONS

     The aggregate security purchases and sales, other than short-term obligations and U.S. Government securities, for the period ending March 31, 2001 were as follows:

FUND                                 PURCHASES            SALES
----                               -------------      -------------
Small/Mid Cap Equity               $ 710,614,000      $ 768,395,320
Core Equity                          734,409,188        742,356,621
Growth Equity                         16,505,677          5,771,699
Balanced                              73,582,241         63,327,212
Intermediate Fixed Income             16,716,596         17,285,321

     The Balanced Portfolio and Intermediate Fixed Income Portfolio purchased $3,515,859 and $537,188 and sold $2,670,000 and $151,555, respectively, of U.S.
Government securities. There were no purchases or sales of U.S. Government securities by the Small/Mid Cap Equity Portfolio, Core Equity Portfolio and Growth Equity Portfolio.

     The aggregate unrealized appreciation and depreciation of portfolio securities at March 31, 2001, based on costs for federal income tax purposes, were as follows:

                                GROSS            GROSS            NET
                             UNREALIZED       UNREALIZED       UNREALIZED
FUND                        APPRECIATION     DEPRECIATION     APPR./(DEPR.)
----                        ------------     ------------     -------------
Small/Mid Cap Equity        $ 29,404,801     $ 43,987,689     $(14,582,888)
Core Equity                  108,522,052       48,349,983       60,172,069
Growth Equity                     38,260        2,433,571       (2,395,311)
Balanced                       9,558,320        5,379,880        4,178,440
Intermediate Fixed Income        590,273               --          590,273

NOTE 5. RELATED PARTY TRANSACTIONS

     Certain officers and Trustees of the Funds are also officers and/or directors of the Investment Advisor. Outside Trustees are compensated by the Trust at the total rate of $6,000 per year plus $1,500 for each meeting of the Board of Trustees attended and any travel expenses incurred in such meetings, which is allocated among the Funds.

     On December 10, 1998 the Trust approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a Trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted to reflect a value that would have been earned if the account had been invested in a designated investment. The Funds recognize as Trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account.

                          INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS:

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Rainier Investment Management Mutual Funds (comprised of the Small/Mid Cap Equity, Core Equity, Growth Equity, Balanced and Intermediate Fixed Income Portfolios) as of March 31, 2001, and the related statements of operations, statements of changes in net assets and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards required that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall finan-cial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of Rainier Investment Management Mutual Funds as of March 31, 2001, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Seattle, Washington
May 4, 2001

                     DIRECTORY OF FUNDS' SERVICE PROVIDERS


INVESTMENT ADVISOR

Rainier Investment Management, Inc.(R)
601 Union Street, Suite 2801
Seattle, WA 98101

DISTRIBUTOR

First Fund Distributors, Inc.
4455 East Camelback Road, Suite 261-E
Phoenix, AZ 85018

ADMINISTRATOR

Investment Company Administration, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT

Firstar Mutual Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT AUDITORS

KPMG LLP
3100 Two Union Square
601 Union Street
Seattle, WA 98101

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker, LLP
345 California Street
San Francisco, CA 94104

                            INDEX DESCRIPTIONS


THE STANDARD & POOR'S 500 STOCK INDEX IS AN UNMANAGED INDEX COMPOSED OF 500 INDUSTRIAL, UTILITY, TRANSPORTATION AND FINANCIAL COMPANIES OF THE U.S. MARKETS. THE INDEX REPRESENTS ABOUT 75% OF NEW YORK STOCK EXCHANGE ("NYSE") MARKET CAPITALIZATION AND 30% OF NYSE ISSUES. IT IS A CAPITALIZATION-WEIGHTED INDEX CALCULATED ON A TOTAL RETURN BASIS WITH DIVIDENDS REINVESTED.

THE RUSSELL 1000(R) INDEX, THE RUSSELL 2500(TM) INDEX AND THE RUSSELL 2000(R) INDEX ARE UNMANAGED INDICES COMPOSED OF THE EQUITIES OF COMPANIES RANGING IN VALUE FROM APPROXIMATELY $1.1 TO $517.8 BILLION, $80.0 MILLION TO $6.7 BILLION, AND $80.0 MILLION TO $3.9 BILLION, RESPECTIVELY, AS OF JUNE 30, 2000.

THE RUSSELL 1000(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

THE LEHMAN U.S. GOVERNMENT/CREDIT INTERMEDIATE BOND INDEX IS AN UNMANAGED INDEX COMPOSED OF ALL BONDS COVERED BY THE LEHMAN U.S. GOVERNMENT/CREDIT INDEX WITH MATURITIES BETWEEN ONE AND 9.99 YEARS.

THE CONSUMER PRICE INDEX ("CPI") IS A MEASURE OF CHANGE IN CONSUMER PRICES AS DETERMINED BY A MONTHLY SURVEY OF THE U.S. BUREAU OF LABOR STATISTICS.

THE SALOMON BROTHERS 3-MONTH TREASURY BILL INDEX ("91-DAY U.S. TREASURY BILL INDEX") IS AN UNMANAGED INDEX OF EQUAL DOLLAR AMOUNTS OF THREE-MONTH TREASURY BILLS PURCHASED AT THE BEGINNING OF EACH OF THREE CONSECUTIVE MONTHS.

THE "BALANCED INDEX" CONSISTS OF 50% STANDARD & POOR'S 500 STOCK INDEX, 40% LEHMAN U.S. GOVERNMENT/CREDIT INTERMEDIATE BOND INDEX AND 10% 91-DAY U.S. TREASURY BILL INDEX.

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